Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.7%)
	Linde plc	39,580	19,699
	Newmont Corp. (XNYS)	92,638	10,173
	Freeport-McMoRan Inc.	120,620	7,926
	Ecolab Inc.	21,023	5,382
	Air Products & Chemicals Inc.	18,727	5,218
	Nucor Corp.	19,369	4,842
	Fastenal Co.	96,762	4,277
	Anglogold Ashanti plc (XNYS)	42,481	4,114
	Steel Dynamics Inc.	11,573	3,011
	Carpenter Technology Corp.	4,058	1,903
	Albemarle Corp.	9,940	1,754
	Alcoa Corp.	21,780	1,691
	Reliance Inc.	4,402	1,676
	Coeur Mining Inc.	85,504	1,652
	International Flavors & Fragrances Inc.	21,622	1,644
	Royal Gold Inc.	7,122	1,599
*	RBC Bearings Inc.	2,616	1,496
	International Paper Co.	44,530	1,490
	CF Industries Holdings Inc.	13,054	1,467
	LyondellBasell Industries NV Class A	21,659	1,444
	Southern Copper Corp.	7,158	1,369
	Mueller Industries Inc.	9,111	1,172
	Solstice Advanced Materials Inc.	13,449	1,133
	Avery Dennison Corp.	6,445	1,025
	Hecla Mining Co.	53,272	947
	Element Solutions Inc.	19,159	813
*	MP Materials Corp.	12,027	778
	Eastman Chemical Co.	9,582	727
	Commercial Metals Co.	9,267	705
	Timken Co.	5,246	671
*	Cleveland-Cliffs Inc.	47,254	643
	Mosaic Co.	26,794	640
	Hexcel Corp.	6,344	570
*	Uranium Energy Corp.	39,708	547
*	SSR Mining Inc. (XTSE)	17,229	538
	Celanese Corp.	9,211	489
	Balchem Corp.	2,754	432
*	USA Rare Earth Inc.	15,355	430
	NewMarket Corp.	530	410
	Sensient Technologies Corp.	3,586	408
	UFP Industries Inc.	4,936	400
*	Constellium SE	11,486	393
	Cabot Corp.	4,445	389
	Materion Corp.	1,753	386
*	Perimeter Solutions Inc.	11,509	371
*	Energy Fuels Inc.	19,872	362
*	Century Aluminum Co.	4,834	319
	Chemours Co.	12,796	284
	Avient Corp.	7,817	277
	Hawkins Inc.	1,671	259
	Olin Corp.	9,693	251
	Westlake Corp.	2,827	245
	Kaiser Aluminum Corp.	1,323	241
	Ashland Inc.	3,940	228
	Huntsman Corp.	14,131	217
	Scotts Miracle-Gro Co.	3,619	213
*	Ingevity Corp.	3,094	210
	Minerals Technologies Inc.	2,629	202
*	Novagold Resources Inc.	22,985	197
*	Perpetua Resources Corp.	7,190	195

		Shares	Market Value ($000)
	Innospec Inc.	2,030	168
	Quaker Chemical Corp.	1,107	159
	FMC Corp.	10,426	142
*	Ecovyst Inc.	9,915	131
*	Ivanhoe Electric Inc.	8,795	118
	Sylvamo Corp.	2,815	111
	Worthington Steel Inc.	2,633	111
	Ryerson Holding Corp.	3,513	100
*	NWPX Infrastructure Inc.	774	91
	Stepan Co.	1,712	90
*	US Antimony Corp.	9,975	90
*	Compass Minerals International Inc.	2,568	82
*	ASP Isotopes Inc.	10,100	79
	Tronox Holdings plc	9,609	76
	Koppers Holdings Inc.	1,614	66
*	Metallus Inc.	3,091	61
*	NioCorp Developments Ltd.	10,351	60
*,1	Critical Metals Corp.	5,245	59
*	LSB Industries Inc.	4,133	52
*	Rayonier Advanced Materials Inc.	5,623	51
*	Idaho Strategic Resources Inc.	1,275	50
	AdvanSix Inc.	1,965	44
	Mativ Holdings Inc.	4,640	41
*	Contango Silver & Gold Inc.	1,842	37
*	American Battery Technology Co.	10,366	37
	Ferroglobe plc	8,408	36
*	Dakota Gold Corp.	6,269	36
	Orion SA	4,646	35
*	Intrepid Potash Inc.	869	34
	Caledonia Mining Corp. plc	1,323	31
*	Magnera Corp.	2,757	31
	Vox Royalty Corp.	5,134	30
*	Encore Energy Corp.	14,578	23
*	Clearwater Paper Corp.	1,208	20
*	Tredegar Corp.	2,137	17
*	US Gold Corp.	919	15
*	Lifezone Metals Ltd.	2,597	14
*	Ascent Industries Co.	791	11
	Friedman Industries Inc.	491	11
	Omega Flex Inc.	312	9
*	American Vanguard Corp.	1,972	5
*	Elmet Group Co.	172	3
*	Solesence Inc.	1,397	2
*	Rare Earths Americas Inc.	96	2
*	Silver Bow Mining Corp.	120	1
			105,016
Consumer Discretionary (13.0%)
*	Amazon.com Inc.	808,944	218,933
*	Tesla Inc.	237,937	103,691
	Walmart Inc.	366,839	42,462
	Costco Wholesale Corp.	37,419	35,785
*	Netflix Inc.	357,395	30,743
	Home Depot Inc.	83,965	26,629
	McDonald's Corp.	60,258	16,824
	Walt Disney Co.	149,830	15,257
	TJX Cos. Inc.	94,285	14,591
*	Uber Technologies Inc.	169,760	11,951
	Booking Holdings Inc.	68,575	11,482
	Lowe's Cos. Inc.	47,266	10,132
	Starbucks Corp.	95,913	9,511
	Marriott International Inc. Class A	18,702	7,024
*	Spotify Technology SA	12,980	6,460
	General Motors Co.	76,217	6,344
	Hilton Worldwide Holdings Inc.	19,216	6,296
	Ross Stores Inc.	26,850	6,222
*	O'Reilly Automotive Inc.	71,037	6,172
	Royal Caribbean Cruises Ltd.	21,372	6,083
	Ford Motor Co.	329,442	5,745
*	Warner Bros Discovery Inc.	196,354	5,304

		Shares	Market Value ($000)
	Target Corp.	38,325	4,870
*	Airbnb Inc. Class A	35,213	4,694
	NIKE Inc. Class B	98,710	4,563
	Delta Air Lines Inc.	54,895	4,528
	Electronic Arts Inc.	21,168	4,270
	eBay Inc.	38,118	4,165
*	Carvana Co.	57,013	4,162
*	AutoZone Inc.	1,409	4,136
*	Chipotle Mexican Grill Inc.	111,022	3,537
	Yum! Brands Inc.	23,488	3,475
*	Take-Two Interactive Software Inc.	15,381	3,448
	Garmin Ltd.	13,746	3,215
	DR Horton Inc.	21,823	3,210
*	United Airlines Holdings Inc.	27,456	3,152
	Carnival Corp. Ltd.	107,689	3,022
	Tapestry Inc.	17,238	2,507
*	Roblox Corp. Class A	52,440	2,473
*	Copart Inc.	74,605	2,445
*	Live Nation Entertainment Inc.	13,342	2,247
	Expedia Group Inc.	9,806	2,214
	Restaurant Brands International Inc.	28,791	2,151
	Dollar General Corp.	18,582	2,055
	Darden Restaurants Inc.	9,721	1,982
	Williams-Sonoma Inc.	9,722	1,979
	PulteGroup Inc.	16,464	1,946
	Omnicom Group Inc.	26,385	1,918
*	Ulta Beauty Inc.	3,747	1,907
	Estee Lauder Cos. Inc. Class A	20,760	1,847
*	Dollar Tree Inc.	15,848	1,845
*	Coupang Inc.	110,497	1,834
*	Burlington Stores Inc.	5,323	1,724
	Southwest Airlines Co.	38,890	1,670
	RB Global Inc. (XTSE)	15,693	1,669
*	Liberty Media Corp.-Liberty Formula One Class C	17,107	1,553
	Lennar Corp. Class A	16,835	1,511
	Tractor Supply Co.	44,973	1,418
*	Deckers Outdoor Corp.	12,234	1,393
*	NVR Inc.	225	1,374
*	Viking Holdings Ltd.	14,715	1,355
	Las Vegas Sands Corp.	25,775	1,303
*	Flutter Entertainment plc	13,374	1,297
	BorgWarner Inc. (XNYS)	17,853	1,282
	Best Buy Co. Inc.	16,231	1,265
*	Aptiv plc	18,422	1,252
	Dick's Sporting Goods Inc.	5,356	1,219
	Rollins Inc.	25,367	1,207
	Somnigroup International Inc.	17,031	1,206
	Aramark	22,036	1,176
	Ralph Lauren Corp.	3,211	1,169
	TKO Group Holdings Inc.	5,637	1,157
	Genuine Parts Co.	11,711	1,156
*	Lululemon Athletica Inc.	8,620	1,131
	Toll Brothers Inc.	7,908	1,096
*	Rivian Automotive Inc. Class A	67,100	1,094
	Fox Corp. Class A	16,849	1,077
*	Five Below Inc.	4,546	1,034
	New York Times Co. Class A	13,500	1,015
	Hasbro Inc.	11,726	1,010
	Texas Roadhouse Inc.	5,569	1,006
*	DraftKings Inc. Class A	40,547	993
	News Corp. Class A	37,746	985
*	BJ's Wholesale Club Holdings Inc.	11,027	940
	Service Corp. International	11,497	864
*	SharkNinja Inc.	7,075	862
	Domino's Pizza Inc.	2,623	815
*	Trade Desk Inc. Class A	36,888	795
*	American Airlines Group Inc.	54,267	794
*	On Holding AG Class A	19,128	781
*	MGM Resorts International	17,430	761
	Fox Corp. Class B	13,154	755

		Shares	Market Value ($000)
*	GameStop Corp. Class A	34,757	736
	Murphy USA Inc.	1,437	727
*	Norwegian Cruise Line Holdings Ltd.	38,372	704
*	Cava Group Inc.	8,474	658
	Wynn Resorts Ltd.	6,458	654
	Lear Corp.	4,410	631
	Hyatt Hotels Corp. Class A	3,436	623
*	Dutch Bros Inc. Class A	10,481	608
*	Wayfair Inc. Class A	8,300	600
	LKQ Corp.	21,645	587
	Lithia Motors Inc.	2,019	587
*	Etsy Inc.	7,895	536
*	CarMax Inc.	11,996	535
	Versant Media Group Inc.	12,165	525
*	Brinker International Inc.	3,645	519
*	Madison Square Garden Sports Corp.	1,363	510
	VF Corp.	29,469	506
	Wyndham Hotels & Resorts Inc.	6,302	506
	Pool Corp.	2,781	505
*	Crocs Inc.	4,211	500
*	Caesars Entertainment Inc.	17,013	494
	Macy's Inc.	22,591	492
	Garrett Motion Inc.	14,946	490
	Churchill Downs Inc.	5,574	486
	Sirius XM Holdings Inc.	16,167	477
*	Taylor Morrison Home Corp.	7,928	464
*	Floor & Decor Holdings Inc. Class A	8,978	461
*	Lyft Inc. Class A	32,498	459
*	Alaska Air Group Inc.	9,792	451
*	Amer Sports Inc.	12,540	446
	Gentex Corp.	18,383	444
*	Chewy Inc. Class A	19,596	442
	U-Haul Holding Co.	8,402	437
*	Boot Barn Holdings Inc.	2,563	435
	Nexstar Media Group Inc.	2,390	426
*	Ollie's Bargain Outlet Holdings Inc.	5,186	423
*	AutoNation Inc.	2,230	419
*	Life Time Group Holdings Inc.	12,637	418
	H&R Block Inc.	10,762	414
	Gap Inc.	19,314	409
*	SiteOne Landscape Supply Inc.	3,709	403
*	Urban Outfitters Inc.	5,520	401
	Vail Resorts Inc.	2,965	396
*	Mattel Inc.	26,141	391
*	Liberty Live Holdings Inc. Class C	3,950	391
*	Planet Fitness Inc. Class A	7,043	377
*	Frontdoor Inc.	6,064	376
	Boyd Gaming Corp.	4,522	374
	Meritage Homes Corp.	5,697	372
	PriceSmart Inc.	2,186	372
*	Valvoline Inc.	10,939	369
	Wingstop Inc.	2,350	369
*	Duolingo Inc.	3,235	360
	PVH Corp.	3,850	359
	Travel & Leisure Co.	5,275	359
*	Grand Canyon Education Inc.	2,357	353
*	Champion Homes Inc.	4,764	351
*	Cavco Industries Inc.	647	347
	Bath & Body Works Inc.	17,240	345
*	Laureate Education Inc.	10,768	344
*	QuantumScape Corp.	38,051	342
	Thor Industries Inc.	4,303	340
	Kontoor Brands Inc.	4,675	336
*	Covista Inc.	2,840	335
	Dana Inc.	9,456	335
*	OPENLANE Inc.	8,776	334
*	Stride Inc.	3,550	328
	Atmus Filtration Technologies Inc.	6,821	319
*	YETI Holdings Inc.	6,598	317
*	Victoria's Secret & Co.	5,767	317

		Shares	Market Value ($000)
	Polaris Inc.	4,470	315
	Group 1 Automotive Inc.	990	313
*	Sphere Entertainment Co.	2,254	312
*	Asbury Automotive Group Inc.	1,627	305
	Advance Auto Parts Inc.	4,983	300
*	Abercrombie & Fitch Co. Class A	3,851	297
	Graham Holdings Co. Class B	271	297
*	SkyWest Inc.	3,454	296
*	Bright Horizons Family Solutions Inc.	4,715	295
	Academy Sports & Outdoors Inc.	5,592	295
*	Dorman Products Inc.	2,360	292
	Signet Jewelers Ltd.	3,331	291
*	M/I Homes Inc.	2,187	288
*	Knowles Corp.	7,455	279
	Rush Enterprises Inc. Class A	4,024	279
*	Hilton Grand Vacations Inc.	5,334	278
*	e.l.f. Beauty Inc.	4,928	276
	Visteon Corp.	2,268	268
	Steven Madden Ltd.	6,151	267
	Cheesecake Factory Inc.	3,964	262
	Cinemark Holdings Inc.	9,124	256
	KB Home	5,232	256
	Penske Automotive Group Inc.	1,518	254
*	Avis Budget Group Inc.	1,432	252
*	Lionsgate Studios Corp.	17,454	250
	Choice Hotels International Inc.	2,291	249
	Phinia Inc.	3,158	244
	Red Rock Resorts Inc. Class A	4,120	241
*	Madison Square Garden Entertainment Corp.	3,388	239
	Whirlpool Corp.	5,158	224
	Harley-Davidson Inc.	9,136	221
	LCI Industries	2,004	219
*	Liberty Media Corp.-Liberty Formula One Class A	2,577	216
*	Shake Shack Inc. Class A	3,312	213
*	Penn Entertainment Inc.	11,150	210
*	Peloton Interactive Inc. Class A	32,824	210
	American Eagle Outfitters Inc.	13,202	209
	Acushnet Holdings Corp.	2,331	207
	Marriott Vacations Worldwide Corp.	2,380	202
	OneSpaWorld Holdings Ltd.	8,225	195
	HNI Corp.	6,102	190
*	RH	1,269	188
*	Rush Street Interactive Inc.	7,396	187
*	Green Brick Partners Inc.	2,735	184
	Perdoceo Education Corp.	5,463	177
*	Capri Holdings Ltd.	9,461	175
*	Liberty Live Holdings Inc. Class A	1,810	174
*	Six Flags Entertainment Corp.	8,018	168
	Super Group SGHC Ltd.	13,406	167
*	Allegiant Travel Co.	1,817	166
*	Callaway Golf Co.	10,693	165
*,1	Birkenstock Holding plc	3,657	165
	News Corp. Class B	5,329	159
*	Sonos Inc.	9,764	154
	Worthington Enterprises Inc.	2,616	149
*	Universal Technical Institute Inc.	3,986	149
	Strategic Education Inc.	1,933	148
	Columbia Sportswear Co.	2,218	147
*	IMAX Corp.	3,701	147
*	Atlanta Braves Holdings Inc. Class C	2,972	147
*	Adient plc	6,403	146
	Dillard's Inc. Class A	244	144
	Interparfums Inc.	1,517	143
	Interface Inc.	4,805	142
*	Goodyear Tire & Rubber Co.	23,044	141
*	JetBlue Airways Corp.	25,050	137
	John Wiley & Sons Inc. Class A	3,189	134
*	Red Cat Holdings Inc.	8,682	126
*	Dauch Corp.	18,783	125
	Kohl's Corp.	8,707	125

		Shares	Market Value ($000)
	La-Z-Boy Inc.	3,240	122
	PROG Holdings Inc.	3,282	121
	Rush Enterprises Inc. Class B	1,842	120
	Newell Brands Inc.	34,908	119
	Wolverine World Wide Inc.	6,732	118
	Monarch Casino & Resort Inc.	970	117
	Buckle Inc.	2,537	116
	Leggett & Platt Inc.	11,334	116
	Lennar Corp. Class B	1,322	116
*	Lincoln Educational Services Corp.	2,468	114
*	Sally Beauty Holdings Inc.	8,434	112
*	Arlo Technologies Inc.	8,307	111
*	Under Armour Inc. Class A	18,882	111
	Carter's Inc.	2,850	110
*	Genius Sports Ltd.	18,364	108
*	National Vision Holdings Inc.	6,401	107
*	TripAdvisor Inc.	9,480	106
	Century Communities Inc.	1,993	105
*	Global Business Travel Group I	10,777	101
	Brightstar Lottery plc	8,906	100
*	Central Garden & Pet Co.	2,561	99
	G-III Apparel Group Ltd.	3,012	97
	Wendy's Co.	12,440	96
	Sonic Automotive Inc. Class A	1,145	95
*	USA TODAY Co. Inc.	12,106	95
*	Coursera Inc.	17,490	94
	Winmark Corp.	246	93
*	XPEL Inc.	2,028	93
	MillerKnoll Inc.	5,655	92
*	ACV Auctions Inc. Class A	13,746	90
	Upbound Group Inc.	4,560	88
	Papa John's International Inc.	2,541	87
*	RealReal Inc.	9,060	87
*	Figs Inc. Class A	7,241	85
*	LGI Homes Inc.	1,735	83
*	United Parks & Resorts Inc.	2,072	83
*	Atlanta Braves Holdings Inc. Class A	1,510	81
*	Gentherm Inc.	2,279	79
*	Central Garden & Pet Co. Class A	2,275	78
*	Sweetgreen Inc. Class A	7,835	78
*	BJ's Restaurants Inc.	1,642	77
*	Under Armour Inc. Class C	13,436	77
*	Pursuit Attractions & Hospitality Inc.	1,714	77
	Ermenegildo Zegna NV	5,231	77
*	AMC Entertainment Holdings Inc. Class A	42,605	74
*,1	Lucid Group Inc.	11,237	74
	Winnebago Industries Inc.	2,437	72
	Matthews International Corp. Class A	2,683	71
	Standard Motor Products Inc.	1,812	71
*	GigaCloud Technology Inc. Class A	1,981	71
*	Lindblad Expeditions Holdings Inc.	3,034	70
*	American Public Education Inc.	1,372	68
*	Liquidity Services Inc.	1,853	67
	Gold.com Inc.	1,592	67
	Scholastic Corp.	1,632	66
*	Driven Brands Holdings Inc.	4,663	65
*	Coty Inc. Class A	29,738	63
*	Revolve Group Inc.	3,206	63
*	First Watch Restaurant Group Inc.	5,296	62
*	Stagwell Inc.	8,731	61
	Cracker Barrel Old Country Store Inc.	1,785	60
	Smith & Wesson Brands Inc.	3,881	59
*	Hertz Global Holdings Inc.	10,822	58
*	U-Haul Holding Co. (XNYS)	981	57
*	Eastman Kodak Co.	5,713	57
*	Fox Factory Holding Corp.	3,142	57
	Bloomin' Brands Inc.	6,515	55
	Movado Group Inc.	1,437	55
*	Beazer Homes USA Inc.	2,142	54
*	QuinStreet Inc.	4,343	54

		Shares	Market Value ($000)
	Oxford Industries Inc.	1,142	51
	Arko Corp.	6,589	51
*	Helen of Troy Ltd.	1,855	50
*	MarineMax Inc.	1,427	49
*	Sabre Corp.	27,689	49
*	Daily Journal Corp.	93	48
*	Cars.com Inc.	4,463	46
	Sturm Ruger & Co. Inc.	1,188	46
*	Accel Entertainment Inc.	3,852	46
	Carriage Services Inc.	1,096	45
*	iHeartMedia Inc. Class A	10,287	44
	Entravision Communications Corp. Class A	4,758	43
	Caleres Inc.	2,802	41
*	Malibu Boats Inc. Class A	1,483	41
	Monro Inc.	2,473	41
*	Corsair Gaming Inc.	3,377	41
*	Cooper-Standard Holdings Inc.	1,318	40
*	El Pollo Loco Holdings Inc.	2,682	40
*	Hovnanian Enterprises Inc. Class A	361	40
*	ThredUP Inc. Class A	8,626	40
	Sinclair Inc.	2,877	40
	Ethan Allen Interiors Inc.	1,895	39
*	Frontier Group Holdings Inc.	6,437	39
*	Bed Bath & Beyond Inc.	6,239	38
*	Dream Finders Homes Inc. Class A	2,439	38
	Dine Brands Global Inc.	1,160	36
	Marcus Corp.	1,834	35
	Build-A-Bear Workshop Inc.	947	35
	Global Industrial Co.	1,103	34
	Camping World Holdings Inc. Class A	4,530	33
*	Newsmax Inc.	3,817	33
*	MasterCraft Boat Holdings Inc.	1,378	32
*	McGraw Hill Inc.	2,532	31
*	Dave & Buster's Entertainment Inc.	2,267	30
*	Zumiez Inc.	1,223	30
*	Stitch Fix Inc. Class A	8,180	29
*	Strattec Security Corp.	362	29
*	Kura Sushi USA Inc. Class A	510	29
*	Clean Energy Fuels Corp.	13,878	28
*	Genesco Inc.	731	28
	Gray Media Inc.	7,082	28
*	Nexxen International Ltd.	3,313	28
*	Savers Value Village Inc.	2,984	27
	Nathan's Famous Inc.	251	25
*	Krispy Kreme Inc.	7,180	25
*	Portillo's Inc. Class A	5,732	25
	Rocky Brands Inc.	616	24
	Arhaus Inc.	3,606	24
*	Starz Entertainment Corp.	1,023	24
	Shoe Carnival Inc.	1,293	23
*	Vuzix Corp.	4,978	23
	Haverty Furniture Cos. Inc.	960	22
*	Boston Omaha Corp. Class A	1,620	21
	Weyco Group Inc.	601	21
*	AMC Global Media Inc.	2,202	21
*	Petco Health & Wellness Co. Inc.	7,028	21
*	Latham Group Inc.	3,954	21
	Designer Brands Inc. Class A	2,462	19
	Flexsteel Industries Inc.	329	19
*	Jack in the Box Inc.	1,537	19
*	Lovesac Co.	1,225	19
*	Legacy Housing Corp.	798	19
	Playtika Holding Corp.	5,103	19
	JAKKS Pacific Inc.	853	19
	Johnson Outdoors Inc. Class A	406	18
*	Turtle Beach Corp.	1,352	18
*	Holley Inc.	6,659	18
*	Reservoir Media Inc.	1,745	18
*	Falcon's Beyond Global Inc. Class A	1,186	18
*	Biglari Holdings Inc. Class B	60	17

		Shares	Market Value ($000)
*	Webtoon Entertainment Inc.	1,393	17
	Cricut Inc. Class A	3,945	16
	National CineMedia Inc.	5,010	16
*	EW Scripps Co. Class A	4,477	15
*	Envela Corp.	583	15
*	Outdoor Holding Co.	6,813	14
*	Bally's Corp.	1,008	14
	Phoenix Education Partners Inc.	464	14
*	Citi Trends Inc.	292	13
	Escalade Inc.	674	13
	RCI Hospitality Holdings Inc.	492	13
*	Inspired Entertainment Inc.	1,641	13
*	Xponential Fitness Inc. Class A	2,362	13
*	Barnes & Noble Education Inc.	1,230	13
*	Funko Inc. Class A	2,050	12
	Hamilton Beach Brands Holding Co. Class A	607	12
	Superior Group of Cos. Inc.	911	12
*	American Outdoor Brands Inc.	1,135	12
*	Thryv Holdings Inc.	3,125	12
*	Motorcar Parts of America Inc.	920	10
	Emerald Holding Inc.	2,020	10
*	Black Rock Coffee Bar Inc. Class A	1,168	10
*	1-800-Flowers.com Inc. Class A	1,855	9
	Bassett Furniture Industries Inc.	625	9
*	OneWater Marine Inc. Class A	854	9
*	KinderCare Learning Cos. Inc.	2,241	9
*	America's Car-Mart Inc.	640	8
	Clarus Corp.	2,618	8
	Lakeland Industries Inc.	722	8
*	Lands' End Inc.	630	7
*	Faraday Future Intelligent Electric Inc.	17,828	7
	CuriosityStream Inc.	2,075	6
*	Torrid Holdings Inc.	3,571	6
*	Playstudios Inc.	10,363	6
*	Travelzoo	498	5
*	BARK Inc.	532	5
*	Yesway Inc. Class A	220	5
*	Gaia Inc.	1,617	4
	J Jill Inc.	326	4
*	Teads Holding Co.	3,144	4
	Virco Mfg. Corp.	725	4
*,1	Nerdy Inc.	3,366	3
*	Gambling.com Group Ltd.	1,396	3
*	Sleep Number Corp.	931	1
*	Bob's Discount Furniture Inc.	86	1
			794,702
Consumer Staples (3.3%)
	Procter & Gamble Co.	198,029	28,429
	Coca-Cola Co.	327,803	25,900
	Philip Morris International Inc.	131,409	23,309
	PepsiCo Inc.	115,505	16,655
	Altria Group Inc.	142,234	9,897
	CVS Health Corp.	105,655	9,612
	McKesson Corp.	10,420	7,736
	Mondelez International Inc. Class A	109,211	6,680
	Colgate-Palmolive Co.	67,807	6,111
*	Monster Beverage Corp.	58,780	5,177
	Corteva Inc.	57,047	4,466
	Cencora Inc.	15,442	4,159
	Keurig Dr Pepper Inc.	109,312	3,283
	Archer-Daniels-Midland Co.	40,304	3,215
	Sysco Corp.	40,394	3,062
	Kroger Co.	49,093	3,051
	Kenvue Inc.	160,142	2,767
	Kimberly-Clark Corp.	28,020	2,735
	Casey's General Stores Inc.	3,115	2,390
	Hershey Co.	12,302	2,387
	Church & Dwight Co. Inc.	20,355	1,947
	Kraft Heinz Co.	72,125	1,732

		Shares	Market Value ($000)
	Constellation Brands Inc. Class A	12,043	1,672
*	US Foods Holding Corp.	18,880	1,545
	General Mills Inc.	44,872	1,517
	Tyson Foods Inc. Class A	23,332	1,424
	Bunge Global SA	11,016	1,358
*	Performance Food Group Co.	12,845	1,261
	McCormick & Co. Inc.	21,308	1,009
	Clorox Co.	10,286	926
	J M Smucker Co.	8,711	899
	Coca-Cola Consolidated Inc.	4,778	828
*	Darling Ingredients Inc.	13,200	780
*	Sprouts Farmers Market Inc.	8,305	686
	Hormel Foods Corp.	24,446	568
	Molson Coors Beverage Co. Class B	13,942	551
	Ingredion Inc.	5,296	537
	Conagra Brands Inc.	40,121	533
	Primo Brands Corp.	21,501	533
	Lamb Weston Holdings Inc.	11,296	488
	Albertsons Cos. Inc. Class A	30,056	469
*	Celsius Holdings Inc.	13,794	459
*	Post Holdings Inc.	3,928	361
	Campbell's Co.	16,378	346
*	Vita Coco Co. Inc.	4,052	304
	Brown-Forman Corp. Class B	11,543	297
	Cal-Maine Foods Inc.	3,680	275
*	United Natural Foods Inc.	5,018	258
*	Chefs' Warehouse Inc.	3,054	234
	WD-40 Co.	1,166	233
*	Freshpet Inc.	3,984	206
	Marzetti Co.	1,742	195
	Andersons Inc.	2,699	191
	Spectrum Brands Holdings Inc.	1,825	144
	Turning Point Brands Inc.	1,575	134
	Flowers Foods Inc.	16,205	124
*	Boston Beer Co. Inc. Class A	678	120
	Brown-Forman Corp. Class A	4,161	111
	Seaboard Corp.	21	107
	Universal Corp.	2,069	107
*	Herbalife Ltd.	8,659	104
	Ingles Markets Inc. Class A	1,149	102
	Smithfield Foods Inc.	3,851	99
	Pilgrim's Pride Corp.	3,467	98
	Reynolds Consumer Products Inc.	4,340	94
	J & J Snack Foods Corp.	1,227	93
	Energizer Holdings Inc.	5,046	92
	Fresh Del Monte Produce Inc.	2,844	91
	Weis Markets Inc.	1,212	88
*	Simply Good Foods Co.	7,274	84
*	BellRing Brands Inc.	9,611	80
	Dole plc	5,489	77
*	Guardian Pharmacy Services Inc. Class A	1,838	71
*	National Beverage Corp.	1,813	67
	Edgewell Personal Care Co.	3,500	61
*	Grocery Outlet Holding Corp.	7,088	60
*	Seneca Foods Corp. Class A	420	60
	Oil-Dri Corp. of America	725	56
*	Mission Produce Inc.	5,064	56
	Tootsie Roll Industries Inc.	1,422	54
	John B Sanfilippo & Son Inc.	585	44
*	Mama's Creations Inc.	3,199	44
	Utz Brands Inc.	5,334	39
	Village Super Market Inc. Class A	770	36
	Alico Inc.	865	35
	ACCO Brands Corp.	7,702	30
	Natural Grocers by Vitamin Cottage Inc.	971	29
*	Nature's Sunshine Products Inc.	1,345	29
*	Olaplex Holdings Inc.	13,583	28
*	Vital Farms Inc.	2,662	27
*	Honest Co. Inc.	7,340	26
	B&G Foods Inc.	6,200	25

		Shares	Market Value ($000)
*	Beyond Meat Inc.	30,437	24
	Nu Skin Enterprises Inc. Class A	3,734	22
*	Westrock Coffee Co.	2,680	22
	Limoneira Co.	1,508	19
*	BRC Inc. Class A	10,215	17
	MGP Ingredients Inc.	903	16
*	USANA Health Sciences Inc.	790	14
*	Lifeway Foods Inc.	451	11
*	Medifast Inc.	693	9
*	SkinHealth Systems Inc.	9,473	7
*	HF Foods Group Inc.	2,849	6
*	Hain Celestial Group Inc.	7,820	6
[1]	Lifevantage Corp.	729	6
*	Zevia PBC Class A	4,065	6
*	FitLife Brands Inc.	567	6
*	Waldencast plc Class A	2,485	3
*	Ispire Technology Inc.	1,245	2
*	Once Upon a Farm PBC	154	2
*	Suja Life Inc. Class A	65	1
			198,668
Energy (3.4%)
	Exxon Mobil Corp.	356,224	51,745
	Chevron Corp.	157,947	28,819
	ConocoPhillips	104,344	11,893
	Williams Cos. Inc.	102,692	7,331
	SLB Ltd.	126,482	6,900
	Marathon Petroleum Corp.	25,360	6,309
	Valero Energy Corp.	25,627	6,274
	EOG Resources Inc.	46,062	6,144
	Phillips 66	33,980	5,976
	Baker Hughes Co.	83,634	5,343
	Kinder Morgan Inc.	163,966	5,096
	Targa Resources Corp.	17,909	4,568
	ONEOK Inc.	52,739	4,427
	Devon Energy Corp.	95,823	4,263
	Cheniere Energy Inc.	17,965	4,040
	Occidental Petroleum Corp.	59,479	3,368
	Diamondback Energy Inc.	16,602	3,179
	EQT Corp.	50,819	2,791
	Halliburton Co.	70,966	2,757
*	First Solar Inc.	8,543	2,621
	TechnipFMC plc	33,753	2,309
	Texas Pacific Land Corp.	4,878	1,917
*	Nextpower Inc. Class A	12,212	1,910
	Expand Energy Corp.	19,187	1,784
	Ovintiv Inc. (XNYS)	24,207	1,357
	DT Midstream Inc.	8,556	1,198
	Permian Resources Corp. Class A	57,729	1,110
	APA Corp.	29,559	1,077
	HF Sinclair Corp.	13,131	918
*	Antero Resources Corp.	24,592	879
	Range Resources Corp.	19,915	776
*	Enphase Energy Inc.	10,646	728
	Viper Energy Inc. Class A	15,748	717
	SM Energy Co.	20,737	637
	Chord Energy Corp.	4,747	626
	NOV Inc.	30,853	616
	Weatherford International plc	5,924	614
	Antero Midstream Corp.	28,277	593
	Matador Resources Co.	9,922	532
	Kodiak Gas Services Inc.	7,524	503
	Noble Corp. plc	10,493	488
*	Transocean Ltd. (XNYS)	77,998	483
	Archrock Inc.	14,381	482
*	Valaris Ltd.	5,193	481
*	Plug Power Inc.	111,499	440
	Magnolia Oil & Gas Corp. Class A	15,201	416
	Murphy Oil Corp.	11,344	411
	Warrior Met Coal Inc.	4,325	409

		Shares	Market Value ($000)
	Golar LNG Ltd.	8,101	403
*	CNX Resources Corp.	11,573	390
	Liberty Energy Inc.	13,145	385
	Core Natural Resources Inc.	4,255	376
	California Resources Corp.	6,229	369
	Cactus Inc. Class A	5,790	336
	Patterson-UTI Energy Inc.	29,376	329
*	Oceaneering International Inc.	8,522	326
	Helmerich & Payne Inc.	8,342	318
*	Tidewater Inc.	4,145	305
	PBF Energy Inc. Class A	7,083	288
	Peabody Energy Corp.	10,364	280
	Solaris Energy Infrastructure Inc.	3,926	273
	Crescent Energy Co. Class A	22,075	255
*	Centrus Energy Corp. Class A	1,393	254
*	Seadrill Ltd.	5,215	246
*	Par Pacific Holdings Inc.	4,056	228
*	Gulfport Energy Corp.	1,324	223
	Delek US Holdings Inc.	4,888	218
*	DNOW Inc.	15,658	200
*	American Superconductor Corp.	3,909	199
*	Calumet Inc.	5,581	198
*	Alpha Metallurgical Resources Inc.	949	189
	Kinetik Holdings Inc.	3,847	177
	Northern Oil & Gas Inc.	8,133	177
*	T1 Energy Inc.	16,564	175
*	Shoals Technologies Group Inc. Class A	13,775	171
*	Talos Energy Inc.	10,832	159
*	Sable Offshore Corp.	10,106	148
	Select Water Solutions Inc.	8,011	144
*	National Energy Services Reunited Corp.	5,678	138
*	Fluence Energy Inc.	7,073	134
*	ProPetro Holding Corp.	8,213	125
	World Kinect Corp.	4,276	123
*	Borr Drilling Ltd.	23,904	120
*	NextDecade Corp.	14,779	117
*	Array Technologies Inc.	12,674	115
	Atlas Energy Solutions Inc.	6,704	112
*	TETRA Technologies Inc.	10,512	108
*	REX American Resources Corp.	2,286	107
*	Nabors Industries Ltd. (XNYS)	1,160	107
*	Kosmos Energy Ltd.	37,991	106
*	NPK International Inc.	7,062	103
*	Expro Group Holdings NV	6,988	103
*	Helix Energy Solutions Group Inc.	10,949	102
	Bristow Group Inc.	2,384	99
*	Green Plains Inc.	5,853	92
*	Ameresco Inc. Class A	2,460	89
	CVR Energy Inc.	2,685	89
*	Innovex International Inc.	3,116	83
*	Comstock Resources Inc.	6,145	82
	Diversified Energy Co.	5,365	78
	SunCoke Energy Inc.	6,780	61
*	Solid Power Inc.	16,051	53
*	BKV Corp.	1,928	51
*	Ramaco Resources Inc. Class A	3,202	50
	Core Laboratories Inc.	3,538	48
	Flowco Holdings Inc. Class A	2,067	48
	RPC Inc.	6,448	43
*	Forum Energy Technologies Inc.	851	43
	Vitesse Energy Inc.	2,426	42
	Riley Exploration Permian Inc.	1,248	41
	VAALCO Energy Inc.	7,361	38
*	Oil States International Inc.	4,101	35
	SandRidge Energy Inc.	2,377	35
	W&T Offshore Inc.	9,407	35
*	Gevo Inc.	16,625	31
	Natural Gas Services Group Inc.	739	29
	Ranger Energy Services Inc. Class A	1,687	26
*	Flotek Industries Inc.	1,288	26

		Shares	Market Value ($000)
*	Matrix Service Co.	1,843	24
*	EVgo Inc.	10,019	22
	NACCO Industries Inc. Class A	372	19
	Granite Ridge Resources Inc.	3,992	19
*	Summit Midstream Corp.	715	19
	Energy Services of America Corp.	992	15
*	Infinity Natural Resources Inc. Class A	1,073	15
*	Kolibri Global Energy Inc.	2,953	15
*	X-Energy Inc.	488	13
*	SEACOR Marine Holdings Inc.	1,584	12
	Evolution Petroleum Corp.	2,539	11
*	DMC Global Inc.	1,510	10
	Epsilon Energy Ltd.	1,853	10
*	ProFrac Holding Corp. Class A	1,689	10
*	PrimeEnergy Resources Corp.	57	9
	HighPeak Energy Inc.	1,303	9
*	Mammoth Energy Services Inc.	2,358	8
*	Montauk Renewables Inc.	4,337	8
	FutureFuel Corp.	1,670	7
*,1	New Fortress Energy Inc.	12,249	7
*	SunPower Inc.	6,494	7
*	OPAL Fuels Inc. Class A	1,961	4
*	HMH Holding Inc. Class A	210	4
*	Empire Petroleum Corp. (XASE)	1,219	3
*	Solv Energy Inc. Class A	89	3
	ARKO Petroleum Corp.	70	1
			209,345
Financials (9.6%)
*	Berkshire Hathaway Inc. Class B	155,522	73,792
	JPMorgan Chase & Co. (XYNS)	214,764	64,281
	Bank of America Corp. (XNYS)	553,558	28,564
	Goldman Sachs Group Inc. (XYNS)	23,615	24,219
	Wells Fargo & Co.	261,109	20,246
	Morgan Stanley	95,658	19,897
	Citigroup Inc. (XNYS)	138,659	17,457
	Blackrock Inc.	12,867	13,470
	Charles Schwab Corp.	140,794	12,298
	S&P Global Inc.	25,564	10,839
	Chubb Ltd.	30,786	9,597
	Progressive Corp.	49,419	9,409
	CME Group Inc.	30,322	8,294
	Bank of New York Mellon Corp.	58,031	8,091
	Blackstone Inc.	62,563	7,318
	PNC Financial Services Group Inc.	32,606	7,210
	US Bancorp	131,297	7,202
	Intercontinental Exchange Inc.	48,104	7,112
	Marsh & McLennan Cos. Inc.	40,975	6,555
*	Robinhood Markets Inc. Class A	63,990	6,034
	Moody's Corp.	13,108	5,941
	Aon plc Class A (XNYS)	17,713	5,598
	KKR & Co. Inc.	57,222	5,490
	Travelers Cos. Inc.	18,253	5,328
	Truist Financial Corp.	105,413	5,082
	Apollo Global Management Inc.	35,330	4,547
	Allstate Corp.	21,966	4,527
	Aflac Inc.	39,661	4,459
	Arthur J Gallagher & Co.	21,402	4,304
	MetLife Inc.	46,910	3,879
	Fifth Third Bancorp	76,086	3,799
	MSCI Inc.	6,015	3,798
*	NU Holdings Ltd. Class A	282,364	3,707
	State Street Corp.	23,498	3,657
*	Coinbase Global Inc. Class A	18,796	3,553
	Nasdaq Inc.	38,166	3,531
	Ameriprise Financial Inc.	7,704	3,434
	American International Group Inc.	45,515	3,379
	Interactive Brokers Group Inc. Class A	36,237	3,152
	Hartford Insurance Group Inc.	23,657	3,008
	Prudential Financial Inc.	29,552	2,974

		Shares	Market Value ($000)
	Cboe Global Markets Inc.	8,820	2,942
	Huntington Bancshares Inc.	168,887	2,763
	M&T Bank Corp.	12,761	2,758
*	Arch Capital Group Ltd.	29,631	2,647
	Northern Trust Corp.	15,621	2,585
	Citizens Financial Group Inc.	35,975	2,240
	Cincinnati Financial Corp.	12,978	2,043
	Ares Management Corp. Class A	15,871	2,039
	Regions Financial Corp.	72,659	2,034
	Willis Towers Watson plc	8,085	2,019
	Raymond James Financial Inc.	14,048	2,015
	Principal Financial Group Inc.	18,353	1,902
*	Markel Group Inc.	1,047	1,901
	T Rowe Price Group Inc.	18,180	1,900
*	SoFi Technologies Inc.	102,267	1,863
	LPL Financial Holdings Inc.	6,717	1,839
	KeyCorp.	77,141	1,645
	Brookfield Asset Management Ltd. Class A	32,380	1,574
	Broadridge Financial Solutions Inc.	9,847	1,514
	Loews Corp.	14,217	1,472
	First Citizens BancShares Inc. Class A	733	1,459
	East West Bancorp Inc.	11,459	1,404
	Brown & Brown Inc.	24,006	1,350
	Annaly Capital Management Inc.	59,447	1,299
	Pinnacle Financial Partners Inc.	12,538	1,225
	W R Berkley Corp.	18,931	1,203
	Unum Group	14,043	1,169
*	Rocket Cos. Inc. Class A	79,873	1,159
	Everest Group Ltd.	3,474	1,126
	Reinsurance Group of America Inc. Class A	5,549	1,114
*	Circle Internet Group Inc.	9,592	1,084
	RenaissanceRe Holdings Ltd.	3,802	1,066
	Evercore Inc. Class A	3,110	1,060
	Assurant Inc.	4,203	1,046
	Fidelity National Financial Inc.	21,694	1,027
	Globe Life Inc.	6,663	1,021
	Equitable Holdings Inc.	24,302	1,005
	Carlyle Group Inc.	22,100	1,004
	Ally Financial Inc.	23,271	996
	Tradeweb Markets Inc. Class A	9,893	992
	First Horizon Corp.	40,098	972
	AGNC Investment Corp.	92,742	965
	Webster Financial Corp.	13,249	963
	Stifel Financial Corp.	12,461	874
	Invesco Ltd.	30,713	874
	Wintrust Financial Corp.	5,532	831
	Popular Inc.	5,386	800
	UMB Financial Corp.	6,014	789
*	Riot Platforms Inc.	29,041	787
	FactSet Research Systems Inc.	3,169	778
	Southstate Bank Corp.	8,173	774
	Zions Bancorp NA	12,165	760
	SEI Investments Co.	8,611	757
	FirstCash Holdings Inc.	3,332	733
	Columbia Banking System Inc.	24,694	732
	Primerica Inc.	2,693	727
	American Financial Group Inc.	5,585	725
	Old Republic International Corp.	19,420	723
	Western Alliance Bancorp	9,014	718
	Franklin Resources Inc.	22,710	704
*	StoneX Group Inc.	6,167	699
	Affiliated Managers Group Inc.	2,300	697
	Old National Bancorp	29,031	697
	Jefferies Financial Group Inc.	12,937	682
	Cullen / Frost Bankers Inc.	4,933	669
	Voya Financial Inc.	8,103	658
	Houlihan Lokey Inc.	4,555	645
	Corebridge Financial Inc.	23,704	640
	Axis Capital Holdings Ltd.	6,286	597
	Commerce Bancshares Inc.	11,154	582

		Shares	Market Value ($000)
	Jackson Financial Inc. Class A	5,634	581
	Kinsale Capital Group Inc.	1,872	571
	Blue Owl Capital Inc.	55,217	568
*	Clearwater Analytics Holdings Inc. Class A	23,077	562
	Valley National Bancorp	40,388	556
	Hanover Insurance Group Inc.	2,978	555
	XP Inc. Class A	33,314	555
	OneMain Holdings Inc.	9,937	550
	First American Financial Corp.	8,181	542
	Prosperity Bancshares Inc.	7,813	539
	Janus Henderson Group plc	9,970	516
	Lincoln National Corp.	14,396	508
	Glacier Bancorp Inc.	10,660	507
	FNB Corp.	28,937	506
	TPG Inc.	11,742	500
	Starwood Property Trust Inc.	29,065	496
	United Bankshares Inc.	11,414	495
	MGIC Investment Corp.	18,624	470
	Hancock Whitney Corp.	6,811	464
	Piper Sandler Cos.	5,913	464
*	MARA Holdings Inc.	31,671	455
	Ameris Bancorp	5,349	451
	Atlantic Union Bankshares Corp.	11,870	447
	Essent Group Ltd.	7,721	447
	Selective Insurance Group Inc.	5,123	443
	Rithm Capital Corp.	46,909	437
	Bank OZK	8,907	431
	White Mountains Insurance Group Ltd.	204	421
	Moelis & Co. Class A	6,176	416
	Home BancShares Inc.	15,404	412
	MarketAxess Holdings Inc.	3,092	402
*	Axos Financial Inc.	4,611	401
	Radian Group Inc.	11,525	394
	Associated Banc-Corp.	14,118	393
	SLM Corp.	17,137	379
	First Financial Bankshares Inc.	11,511	376
	Lazard Inc.	7,886	373
*	Oscar Health Inc. Class A	16,753	372
*	Texas Capital Bancshares Inc.	3,705	369
	CNO Financial Group Inc.	7,921	364
	Flagstar Bank NA	25,754	362
	Fulton Financial Corp.	16,626	361
	Eastern Bankshares Inc.	18,068	356
	RLI Corp.	6,952	348
	ServisFirst Bancshares Inc.	4,460	348
	Bread Financial Holdings Inc.	3,875	345
	United Community Banks Inc.	10,445	344
	Independent Bank Corp. (XNGS)	4,257	337
	International Bancshares Corp.	4,628	334
	Virtu Financial Inc. Class A	6,660	334
	Renasant Corp.	8,156	332
	Morningstar Inc.	1,815	330
	Cathay General Bancorp	5,665	327
	WSFS Financial Corp.	4,568	326
*	Enova International Inc.	2,010	325
	BGC Group Inc. Class A	31,131	325
	Victory Capital Holdings Inc. Class A	3,744	317
	First BanCorp (XNYS)	13,037	313
	Ryan Specialty Holdings Inc.	9,547	304
*	Brighthouse Financial Inc.	4,841	303
*	Lemonade Inc.	5,224	303
	Hamilton Lane Inc. Class A	3,452	301
	StepStone Group Inc. Class A	6,020	297
	CVB Financial Corp.	14,516	296
*	Genworth Financial Inc.	34,488	295
	BankUnited Inc.	6,339	294
	PJT Partners Inc. Class A	1,915	293
	Community Financial System Inc.	4,495	286
	First Hawaiian Inc.	10,583	286
	WesBanco Inc.	8,197	284

		Shares	Market Value ($000)
	Simmons First National Corp. Class A	13,007	279
	Assured Guaranty Ltd.	3,693	274
	First Financial Bancorp	8,714	268
	First Interstate BancSystem Inc. Class A	7,365	262
	Bank of Hawaii Corp.	3,396	260
	Seacoast Banking Corp. of Florida	8,445	256
	Towne Bank	7,494	255
	Provident Financial Services Inc.	11,209	249
	Blackstone Mortgage Trust Inc. Class A	13,506	247
*	Upstart Holdings Inc.	7,204	243
*	Palomar Holdings Inc.	2,260	242
	Marex Group plc	4,560	241
*	Dave Inc.	843	238
	Park National Corp.	1,364	234
*	NMI Holdings Inc.	6,465	232
	WaFd Inc.	6,500	231
	Mercury General Corp.	2,331	229
	Nicolet Bankshares Inc.	1,589	223
	Banc of California Inc.	11,481	221
*,1	Freedom Holding Corp.	1,533	219
	Dynex Capital Inc.	16,569	217
	First Merchants Corp.	5,393	217
	Beacon Financial Corp.	7,394	215
	NBT Bancorp Inc.	4,633	214
	Trustmark Corp.	4,846	214
	PennyMac Financial Services Inc.	2,524	212
	First Bancorp / Southern Pines NC	3,552	209
*	Customers Bancorp Inc.	2,683	202
	BancFirst Corp.	1,822	201
*	Bancorp Inc.	3,614	199
	Artisan Partners Asset Management Inc. Class A	5,289	198
	FB Financial Corp.	3,759	198
	First Busey Corp.	7,163	196
	BOK Financial Corp.	1,525	195
	Banner Corp.	2,998	195
	Enterprise Financial Services Corp.	3,201	194
*	SiriusPoint Ltd.	9,090	194
	WisdomTree Inc.	10,123	193
	Bank of NT Butterfield & Son Ltd.	3,373	190
*	Credit Acceptance Corp.	321	184
	Northwest Bancshares Inc.	12,251	173
	Stock Yards Bancorp Inc.	2,402	172
	First Commonwealth Financial Corp.	8,910	169
	Stewart Information Services Corp.	2,558	166
	Horace Mann Educators Corp.	3,589	164
*	LendingClub Corp.	9,141	163
	Acadian Asset Management Inc.	2,239	162
	ARMOUR Residential REIT Inc.	9,239	158
	S&T Bancorp Inc.	3,478	157
	OFG Bancorp	3,413	156
	Pathward Financial Inc.	1,885	155
*	Baldwin Insurance Group Inc.	7,953	154
	Cohen & Steers Inc.	2,180	152
*	Skyward Specialty Insurance Group Inc.	3,293	145
	Stellar Bancorp Inc.	3,845	144
	German American Bancorp Inc.	3,246	142
*	Webull Corp.	22,244	142
	City Holding Co.	1,132	141
	Nelnet Inc. Class A	1,078	141
*	Encore Capital Group Inc.	1,735	139
	Hilltop Holdings Inc.	3,633	137
	Ellington Financial Inc.	10,039	136
	Hope Bancorp Inc.	10,831	136
	TriCo Bancshares	2,660	135
	HCI Group Inc.	866	133
	Walker & Dunlop Inc.	2,648	133
	Federal Agricultural Mortgage Corp. Class C	724	129
	QCR Holdings Inc.	1,403	129
	Kemper Corp.	5,162	127
*	Triumph Financial Inc.	1,774	126

		Shares	Market Value ($000)
	Banco Latinoamericano de Comercio Exterior SA	2,234	125
	National Bank Holdings Corp. Class A	2,970	124
	Apollo Commercial Real Estate Finance Inc.	11,234	123
	1st Source Corp.	1,656	122
	Origin Bancorp Inc.	2,534	121
	Bank First Corp.	860	120
	Lakeland Financial Corp.	1,923	117
	Dime Community Bancshares Inc.	3,050	114
	ConnectOne Bancorp Inc.	3,702	111
	Live Oak Bancshares Inc.	2,924	111
	Orchid Island Capital Inc.	16,294	110
	Tompkins Financial Corp.	1,238	107
	Two Harbors Investment Corp.	8,706	107
	Horizon Bancorp Inc.	5,734	106
	Hamilton Insurance Group Ltd. Class B	3,521	104
*	Slide Insurance Holdings Inc.	5,780	104
	Community Trust Bancorp Inc.	1,535	103
	Westamerica BanCorp	1,857	103
*	Miami International Holdings Inc.	2,104	99
	Pelagos Insurance Capital Ltd.	4,540	98
	Ladder Capital Corp.	9,350	96
	Business First Bancshares Inc.	3,328	95
	Peoples Bancorp Inc.	2,727	95
*	ProAssurance Corp.	3,966	95
	Univest Financial Corp.	2,413	95
	Merchants Bancorp	1,988	94
	Chimera Investment Corp.	6,922	94
	Arbor Realty Trust Inc.	16,153	93
	Southside Bancshares Inc.	2,814	92
	Enact Holdings Inc.	2,186	91
	Burke & Herbert Financial Services Corp.	1,411	90
*	Bullish	2,591	90
	Employers Holdings Inc.	2,044	89
	Perella Weinberg Partners	5,180	89
	First Mid Bancshares Inc.	1,995	88
	Capitol Federal Financial Inc.	11,207	87
	Byline Bancorp Inc.	2,591	86
	Preferred Bank	896	86
	Mercantile Bank Corp.	1,604	85
	Heritage Financial Corp.	3,095	84
	Old Second Bancorp Inc.	3,950	84
	CNB Financial Corp.	2,703	83
	Safety Insurance Group Inc.	1,176	83
	F&G Annuities & Life Inc.	2,949	82
	Central Pacific Financial Corp.	2,344	81
	OceanFirst Financial Corp.	4,314	81
	MFA Financial Inc.	8,342	80
	Metrocity Bankshares Inc.	2,415	79
	CNA Financial Corp.	1,852	78
	Burford Capital Ltd.	16,743	78
	PennyMac Mortgage Investment Trust	7,384	77
*	Porch Group Inc.	7,365	77
	Amalgamated Financial Corp.	1,800	75
*	Strive Inc. Class A	4,269	75
	Hanmi Financial Corp.	2,460	74
	United Fire Group Inc.	1,661	74
	Universal Insurance Holdings Inc.	1,997	74
	TrustCo Bank Corp. NY	1,416	73
	Northeast Bank	575	72
	Virtus Investment Partners Inc.	503	72
*	Coastal Financial Corp.	1,008	72
*	Trupanion Inc.	3,258	71
	Amerant Bancorp Inc.	3,024	69
	First Financial Corp.	990	69
	Brightspire Capital Inc.	11,915	69
	First Community Bankshares Inc.	1,581	68
	Camden National Corp.	1,301	65
	Esquire Financial Holdings Inc.	594	65
	Equity Bancshares Inc. Class A	1,389	64
*	Goosehead Insurance Inc. Class A	1,863	64

		Shares	Market Value ($000)
	TFS Financial Corp.	4,027	64
*	Firstsun Capital Bancorp	1,805	64
	Bar Harbor Bankshares	1,806	63
	Eagle Bancorp Inc.	2,326	63
	Orrstown Financial Services Inc.	1,696	63
	Patria Investments Ltd. Class A	5,397	63
	Metropolitan Bank Holding Corp.	696	62
	Republic Bancorp Inc. Class A	769	62
	TPG RE Finance Trust Inc.	7,417	62
	Brookfield Business Corp. Class A	1,882	62
	Southern Missouri Bancorp Inc.	881	61
	Mechanics Bancorp Class A	4,080	60
	HomeTrust Bancshares Inc.	1,289	60
	SmartFinancial Inc.	1,448	60
	NB Bancorp Inc.	2,985	60
*	Compass Diversified Holdings	5,220	59
	UWM Holdings Corp.	19,355	59
	Adamas Trust Inc.	6,407	59
	Farmers National Banc Corp.	4,034	57
	Independent Bank Corp.	1,623	56
	Financial Institutions Inc.	1,506	55
	Peapack-Gladstone Financial Corp.	1,269	55
	Washington Trust Bancorp Inc.	1,693	55
	Redwood Trust Inc.	10,026	54
	Franklin BSP Realty Trust Inc. REIT	6,224	54
*	Root Inc. Class A	1,011	53
	Alerus Financial Corp.	1,812	52
	First Business Financial Services Inc.	890	51
	Shore Bancshares Inc.	2,470	51
	Mid Penn Bancorp Inc.	1,553	51
	Five Star Bancorp	1,210	51
	Central BanCo Inc.	1,778	51
*	Columbia Financial Inc.	2,468	50
*	PRA Group Inc.	3,246	50
	Capital City Bank Group Inc.	1,082	49
	Midland States Bancorp Inc.	1,759	49
	Peoples Financial Services Corp.	826	49
	GCM Grosvenor Inc. Class A	4,625	49
	Great Southern Bancorp Inc.	665	48
	Invesco Mortgage Capital Inc. REIT	6,048	48
	Northrim BanCorp Inc.	1,844	46
	Cannae Holdings Inc.	3,046	45
	Civista Bancshares Inc.	1,748	45
	Navient Corp.	5,272	45
	Arrow Financial Corp.	1,202	44
*	Heritage Insurance Holdings Inc.	2,038	44
	Community West Bancshares	1,815	44
	AMERISAFE Inc.	1,397	43
*	Third Coast Bancshares Inc.	1,111	43
	West BanCorp. Inc.	1,755	42
	ACNB Corp.	781	42
	Carter Bankshares Inc.	1,543	42
	Unity Bancorp Inc.	737	41
	Home Bancorp Inc.	626	40
	Colony Bankcorp Inc.	1,996	40
	Northfield Bancorp Inc.	2,767	39
	Sierra Bancorp	1,016	39
	South Plains Financial Inc.	957	39
	Flushing Financial Corp.	2,353	38
*	Hippo Holdings Inc.	1,455	38
*	Wealthfront Corp.	3,093	38
	Hingham Institution for Savings	127	37
	Ridgepost Capital Inc. Class A	4,420	37
*	Bridgewater Bancshares Inc.	1,914	36
	RBB Bancorp	1,525	36
*	Southern First Bancshares Inc.	624	36
	ChoiceOne Financial Services Inc.	1,115	35
*	Bowhead Specialty Holdings Inc.	1,312	35
	Investar Holding Corp.	1,210	34
	Red River Bancshares Inc.	373	34

		Shares	Market Value ($000)
	Orange County Bancorp Inc.	984	34
	California BanCorp	1,775	34
	Kearny Financial Corp.	3,943	33
*	World Acceptance Corp.	198	33
*	Greenlight Capital Re Ltd. Class A	2,119	33
	Jefferson Capital Inc.	1,955	33
	First Bancorp Inc. (XNGS)	1,094	32
*	LendingTree Inc.	850	32
	Capital Bancorp Inc.	1,007	32
	NewtekOne Inc.	2,285	32
	Citizens & Northern Corp.	1,460	31
	Parke Bancorp Inc.	1,022	31
	Tiptree Inc.	1,623	30
	HBT Financial Inc.	1,002	29
	Plumas Bancorp	559	29
	Bank of Marin Bancorp	1,088	28
	Abacus Global Management Inc.	3,074	28
	Farmers & Merchants Bancorp Inc.	957	27
	Investors Title Co.	115	27
	KKR Real Estate Finance Trust Inc.	4,036	27
	MVB Financial Corp.	1,009	27
	Regional Management Corp.	744	27
	Northeast Community Bancorp Inc.	1,134	27
*	Innventure Inc.	5,139	27
	Northpointe Bancshares Inc.	1,606	27
	First Bank	1,691	26
	Timberland Bancorp Inc.	639	26
*	Onity Group Inc.	746	26
	Bankwell Financial Group Inc.	479	25
	BayCom Corp.	820	25
	Primis Financial Corp.	1,742	25
	CoastalSouth Bancshares Inc.	970	25
	American Coastal Insurance Corp.	2,292	24
*	Ponce Financial Group Inc.	1,277	24
	Ares Commercial Real Estate Corp.	4,620	23
	Chemung Financial Corp.	330	23
	PCB Bancorp	949	23
	Western New England Bancorp Inc.	1,705	23
	Ames National Corp.	785	23
	FVCBankcorp Inc.	1,374	22
	LCNB Corp.	1,286	22
	Ready Capital Corp.	12,196	22
	American Integrity Insurance Group Inc.	1,330	22
	Norwood Financial Corp.	678	21
	Fidelity D&D Bancorp Inc.	452	21
*	First Western Financial Inc.	727	21
	John Marshall Bancorp Inc.	988	21
*	Octave Specialty Group Inc.	3,709	20
	Waterstone Financial Inc.	1,100	20
*	FB Bancorp Inc.	1,446	20
	Donegal Group Inc. Class A	1,136	19
*	MBIA Inc.	3,232	19
*	Open Lending Corp.	8,535	19
	Franklin Financial Services Corp.	329	19
*	OppFi Inc.	2,271	19
*	Claros Mortgage Trust Inc.	7,796	19
	FS Bancorp Inc.	451	18
	First Community Corp.	583	18
	First United Corp.	457	18
	National Bankshares Inc.	499	18
	Oak Valley Bancorp	541	18
	Citizens Financial Services Inc.	279	18
	Hawthorn Bancshares Inc.	451	17
	Blue Ridge Bankshares Inc.	5,182	17
	TPG Mortgage Investment Trust Inc.	2,198	17
	First National Corp.	607	17
*	GBank Financial Holdings Inc.	585	17
	C&F Financial Corp.	215	16
	First Capital Inc.	254	16
	Citizens Community Bancorp Inc.	775	16

		Shares	Market Value ($000)
	Virginia National Bankshares Corp.	378	16
	Chicago Atlantic Real Estate Finance Inc.	1,430	16
	Medallion Financial Corp.	1,583	15
*	Oportun Financial Corp.	2,836	15
	USCB Financial Holdings Inc.	823	15
*	Kingsway Corp.	1,490	15
	Commercial Bancgroup Inc.	535	15
*	Citizens Inc.	2,786	14
	First Internet Bancorp	565	14
	Ohio Valley Banc Corp.	293	14
	Peoples Bancorp of North Carolina Inc.	338	14
	Greene County Bancorp Inc.	550	14
	Eagle Bancorp Montana Inc.	612	14
	Seven Hills Realty Trust	1,689	14
*	BV Financial Inc.	699	14
*	Bakkt Inc.	1,271	14
	Eagle Financial Services Inc.	366	14
	BCB Bancorp Inc.	1,278	13
	CB Financial Services Inc.	360	13
	Crawford & Co. Class A	1,234	13
	MainStreet Bancshares Inc.	553	13
*	Velocity Financial Inc.	735	13
	Bank7 Corp.	301	13
	Meridian Corp.	716	13
	OP Bancorp	946	13
	SR Bancorp Inc.	670	13
	Riverview Bancorp Inc.	2,062	12
*	Selectquote Inc.	12,081	12
*	Security National Financial Corp. Class A	1,227	12
	NexPoint Diversified Real Estate Trust	2,302	12
*	Better Home & Finance Holding Co.	400	12
*	Ategrity Specialty Holdings LLC	629	12
*	Chain Bridge Bancorp Inc. Class A	318	12
*	Avidbank Holdings Inc.	402	12
*	Pioneer Bancorp Inc.	748	11
	CF Bankshares Inc.	398	11
	Landmark Bancorp Inc.	394	11
	Nexpoint Real Estate Finance Inc.	734	11
*	ECB Bancorp Inc.	620	11
*	AlTi Global Inc.	3,182	11
*	Exzeo Group Inc.	826	11
	Kingstone Cos. Inc.	639	10
	Westwood Holdings Group Inc.	587	10
	Richmond Mutual BanCorp. Inc.	710	10
	SB Financial Group Inc.	479	10
*	ACRES Commercial Realty Corp.	481	10
*	Finwise Bancorp	697	10
	Finward Bancorp	313	10
	Princeton Bancorp Inc.	270	10
	Hanover Bancorp Inc.	446	10
	Union Bankshares Inc.	385	9
	Sound Financial Bancorp Inc.	222	9
	James River Group Holdings Inc.	2,391	9
	Rithm Property Trust Inc.	612	9
	Silvercrest Asset Management Group Inc. Class A	661	8
*	loanDepot Inc. Class A	6,308	8
	Sunrise Realty Trust Inc.	887	8
*	Finance of America Cos. Inc. Class A	399	8
*	Patriot National Bancorp Inc.	6,993	8
*	Consumer Portfolio Services Inc.	721	7
	Angel Oak Mortgage REIT Inc.	891	7
*	NI Holdings Inc.	442	6
	Lument Finance Trust Inc.	4,310	5
*	eHealth Inc.	2,506	4
*	Kestrel Group Ltd.	368	4
*	Lincoln International Inc.	127	3
*	Prairie Operating Co.	2,415	2
*,2	Sterling Bancorp Inc.	1,575	—

		Shares	Market Value ($000)
*	GoHealth Inc. Class A	342	—
			589,869
Health Care (8.5%)
	Eli Lilly & Co.	67,559	74,653
	Johnson & Johnson	202,911	45,722
	AbbVie Inc.	149,394	32,526
	UnitedHealth Group Inc.	76,742	29,186
	Merck & Co. Inc.	209,577	24,881
	Thermo Fisher Scientific Inc.	31,838	15,681
	Amgen Inc.	45,357	15,276
	Gilead Sciences Inc.	105,018	14,118
*	Intuitive Surgical Inc.	29,770	12,642
	Pfizer Inc.	479,106	12,543
	Abbott Laboratories	146,011	12,499
	Bristol-Myers Squibb Co.	171,884	9,828
	Danaher Corp.	53,098	9,699
*	Vertex Pharmaceuticals Inc.	21,409	9,581
	Stryker Corp.	29,019	8,853
	Medtronic plc	108,106	7,979
	Elevance Health Inc. (XNYS)	18,365	7,221
	Cigna Group	22,219	6,164
*	Boston Scientific Corp.	124,493	6,014
	Regeneron Pharmaceuticals Inc.	8,559	5,262
	HCA Healthcare Inc.	13,672	5,175
*	Edwards Lifesciences Corp.	48,541	4,197
	Cardinal Health Inc.	20,116	3,959
*	IDEXX Laboratories Inc.	6,716	3,785
	Becton Dickinson & Co.	24,115	3,548
	Agilent Technologies Inc.	24,076	3,263
*	Alnylam Pharmaceuticals Inc.	10,693	3,229
*	Waters Corp.	8,293	3,181
	Humana Inc.	10,206	3,117
	Zoetis Inc.	37,209	2,891
*	IQVIA Holdings Inc.	14,280	2,602
*	Natera Inc.	11,184	2,498
*	Centene Corp.	41,371	2,466
*	Dexcom Inc.	33,039	2,436
*	Biogen Inc.	12,329	2,416
	GE HealthCare Technologies Inc.	38,727	2,414
*	Revolution Medicines Inc.	15,151	2,386
	ResMed Inc.	12,312	2,346
*	Veeva Systems Inc. Class A	12,657	2,207
*	Illumina Inc.	12,983	2,116
*	United Therapeutics Corp.	3,585	1,996
	West Pharmaceutical Services Inc.	6,033	1,948
*	Insmed Inc.	17,659	1,888
	Labcorp Holdings Inc.	7,070	1,839
	Quest Diagnostics Inc.	9,418	1,836
	Royalty Pharma plc Class A	32,373	1,805
	STERIS plc	8,299	1,765
	Viatris Inc.	97,596	1,587
*	Moderna Inc.	30,249	1,427
	Zimmer Biomet Holdings Inc.	16,725	1,377
*	Guardant Health Inc.	10,363	1,344
*	Incyte Corp.	13,582	1,314
*	Neurocrine Biosciences Inc.	8,210	1,300
*	Tenet Healthcare Corp.	7,354	1,289
*	Medline Inc. Class A	33,462	1,223
*	Jazz Pharmaceuticals plc	4,906	1,160
*	Exelixis Inc.	22,352	1,128
*	Roivant Sciences Ltd.	35,744	1,072
*	Ionis Pharmaceuticals Inc.	13,337	1,020
*	Penumbra Inc.	3,176	1,011
*	Cooper Cos. Inc.	16,452	1,007
	Revvity Inc.	9,609	1,005
*	Elanco Animal Health Inc. (XNYS)	41,532	991
*	Align Technology Inc.	5,657	990
*	Solventum Corp.	12,499	937
*	BioMarin Pharmaceutical Inc.	16,029	918

		Shares	Market Value ($000)
	Encompass Health Corp.	8,401	889
*	Arrowhead Pharmaceuticals Inc.	11,327	882
*	Bridgebio Pharma Inc.	13,317	882
*	Insulet Corp.	5,917	858
*	Medpace Holdings Inc.	1,873	837
*	Axsome Therapeutics Inc.	3,492	819
	Baxter International Inc.	43,335	814
*	Cytokinetics Inc.	10,596	813
	Ensign Group Inc.	4,697	787
*	Globus Medical Inc. Class A	9,508	779
*	Praxis Precision Medicines Inc.	2,148	752
*	Charles River Laboratories International Inc.	4,114	743
*	Molina Healthcare Inc.	4,280	743
*	Madrigal Pharmaceuticals Inc.	1,425	709
	Bio-Techne Corp.	13,055	675
*	Masimo Corp.	3,780	675
*	BrightSpring Health Services Inc.	10,722	661
*	Halozyme Therapeutics Inc.	9,860	656
*	Henry Schein Inc.	8,562	656
	Universal Health Services Inc. Class B	4,412	645
*	Krystal Biotech Inc.	2,059	636
*	HealthEquity Inc.	7,094	624
	QIAGEN NV	17,045	624
*	Alkermes plc	13,715	579
*	DaVita Inc.	2,943	572
*	Corcept Therapeutics Inc.	7,953	553
*	Repligen Corp.	4,431	549
*	Vaxcyte Inc.	10,518	541
*	Lantheus Holdings Inc.	5,421	538
	Bruker Corp.	8,761	516
*	Avantor Inc.	55,630	507
	Chemed Corp.	1,176	501
*	Bio-Rad Laboratories Inc. Class A	1,581	494
*	PTC Therapeutics Inc.	6,625	489
*	Protagonist Therapeutics Inc.	4,886	486
	Teleflex Inc.	3,775	486
*	Glaukos Corp.	4,678	483
*	Nuvalent Inc. Class A	4,288	473
*	Spyre Therapeutics Inc.	6,326	465
*	TG Therapeutics Inc.	12,171	462
*	Hims & Hers Health Inc.	16,983	444
*	CRISPR Therapeutics AG	7,774	437
*	Tempus AI Inc. Class A	8,450	426
*	Cogent Biosciences Inc.	12,001	420
*	Xenon Pharmaceuticals Inc.	7,422	406
*	Rhythm Pharmaceuticals Inc.	4,502	398
*	Celcuity Inc.	2,948	392
*	Kymera Therapeutics Inc.	4,743	386
*	Ligand Pharmaceuticals Inc.	1,642	381
*	Indivior Pharmaceuticals Inc.	10,202	367
*	Scholar Rock Holding Corp.	7,382	364
*	Sotera Health Co.	23,290	364
*	Mirum Pharmaceuticals Inc.	3,557	361
*	Liquidia Corp.	5,640	349
*	LivaNova plc	4,679	345
*	Twist Bioscience Corp.	5,057	338
*	Envista Holdings Corp.	13,800	325
*	Travere Therapeutics Inc.	6,845	323
*	RadNet Inc.	5,752	319
*	Catalyst Pharmaceuticals Inc.	10,026	313
*	Merit Medical Systems Inc.	4,952	312
*	CG oncology Inc.	4,999	311
*	Veracyte Inc.	6,691	310
*	Viking Therapeutics Inc.	9,458	310
*	IRhythm Holdings Inc.	2,664	303
*	Apogee Therapeutics Inc.	3,673	302
*	Crinetics Pharmaceuticals Inc.	8,347	297
	Organon & Co.	21,814	291
*	ICU Medical Inc.	2,073	281
*	Dianthus Therapeutics Inc.	3,018	281

		Shares	Market Value ($000)
*	Option Care Health Inc.	13,394	280
*	Beam Therapeutics Inc.	8,197	270
*	Haemonetics Corp.	3,899	264
*	Integer Holdings Corp.	2,955	264
*	10X Genomics Inc. Class A	9,333	264
*	Denali Therapeutics Inc.	12,425	261
*	Alignment Healthcare Inc.	16,666	255
*	Brookdale Senior Living Inc.	19,711	254
	Concentra Group Holdings Parent Inc.	9,949	247
*	Doximity Inc. Class A	11,362	243
*	ACADIA Pharmaceuticals Inc.	10,775	233
*	Immunovant Inc.	6,710	223
*	Supernus Pharmaceuticals Inc.	4,817	222
*	Dyne Therapeutics Inc.	11,368	220
*	Privia Health Group Inc.	10,113	218
*	Ideaya Biosciences Inc.	7,116	210
*	Tango Therapeutics Inc.	9,490	209
	National HealthCare Corp.	1,129	208
*	Oruka Therapeutics Inc.	3,529	207
*	GRAIL Inc.	2,857	205
*	Celldex Therapeutics Inc.	6,493	204
*	Arcutis Biotherapeutics Inc.	9,521	204
*	Definium Therapeutics Inc.	8,454	204
*	Erasca Inc.	15,694	202
*	Tarsus Pharmaceuticals Inc.	3,359	200
*	Warby Parker Inc. Class A	8,116	199
*	Prestige Consumer Healthcare Inc.	4,089	194
*	Ultragenyx Pharmaceutical Inc.	8,039	192
*	Vera Therapeutics Inc.	5,315	189
*	Edgewise Therapeutics Inc.	5,505	188
*	Adaptive Biotechnologies Corp.	12,307	186
*	TransMedics Group Inc.	2,763	186
*	Immunome Inc.	8,523	186
*	Waystar Holding Corp.	9,340	186
*	ImmunityBio Inc.	23,756	179
*	Arcus Biosciences Inc.	6,975	177
*	Relay Therapeutics Inc.	12,591	177
*	BioCryst Pharmaceuticals Inc.	19,780	176
*	Summit Therapeutics Inc. (XNMS)	10,031	176
*	Acadia Healthcare Co. Inc.	7,556	175
	DENTSPLY SIRONA Inc.	16,592	174
*	Amneal Pharmaceuticals Inc.	13,051	172
	LeMaitre Vascular Inc.	1,767	167
*	Neogen Corp.	18,404	165
*	Omnicell Inc.	3,608	159
*	Disc Medicine Inc.	2,280	159
*	Axogen Inc.	4,008	158
*	Progyny Inc.	6,097	156
*	ADMA Biologics Inc.	19,272	154
*	Pediatrix Medical Group Inc.	7,106	153
*	Sarepta Therapeutics Inc.	8,458	151
*	CorVel Corp.	2,376	147
*	Aurinia Pharmaceuticals Inc.	9,589	147
*	Ocular Therapeutix Inc.	15,860	143
*	Nurix Therapeutics Inc.	8,012	142
	Select Medical Holdings Corp.	8,528	141
*	Recursion Pharmaceuticals Inc. Class A	38,796	139
*	PACS Group Inc.	3,768	138
*	Addus HomeCare Corp.	1,494	137
*	Syndax Pharmaceuticals Inc.	7,016	137
*	UFP Technologies Inc.	624	137
*	Vericel Corp.	4,108	137
*	Novavax Inc.	12,359	136
*	Novocure Ltd.	7,941	135
*	Innoviva Inc.	6,178	132
*	Intellia Therapeutics Inc.	9,332	131
*,1	SELLAS Life Sciences Group Inc.	14,074	131
*	Mineralys Therapeutics Inc.	4,122	130
*	Agios Pharmaceuticals Inc.	4,392	129
*	Stoke Therapeutics Inc.	4,128	128

		Shares	Market Value ($000)
*	Astrana Health Inc.	3,385	127
*	Enliven Therapeutics Inc.	3,204	127
*	Clover Health Investments Corp.	31,590	126
*	Caris Life Sciences Inc.	7,518	126
	Perrigo Co. plc	11,350	125
*	Viridian Therapeutics Inc.	6,868	121
*	Kodiak Sciences Inc.	3,260	120
*	Alumis Inc.	5,547	120
*	Ardelyx Inc.	19,726	119
*	ANI Pharmaceuticals Inc.	1,500	118
*	Harmony Biosciences Holdings Inc.	3,748	118
*	Procept Biorobotics Corp.	4,449	117
*	Enovis Corp.	5,151	117
*	Iovance Biotherapeutics Inc.	28,187	116
*	Healthcare Services Group Inc.	5,552	114
*	Fortrea Holdings Inc.	7,383	114
*	agilon health Inc.	1,181	109
*	NeoGenomics Inc.	10,236	108
*	Taysha Gene Therapies Inc.	18,480	108
*	Trevi Therapeutics Inc.	7,612	108
*	AtriCure Inc.	3,861	107
*	Biohaven Ltd.	9,759	107
*	Capricor Therapeutics Inc.	3,531	106
*	Teladoc Health Inc.	13,852	105
*	Amylyx Pharmaceuticals Inc.	7,178	103
*	Zymeworks Inc.	4,085	103
*	LifeStance Health Group Inc.	13,081	101
*	Avanos Medical Inc.	4,016	100
*	Inspire Medical Systems Inc.	2,373	98
*	UroGen Pharma Ltd.	3,496	98
*	Monte Rosa Therapeutics Inc.	4,937	97
*	CareDx Inc.	4,148	95
	CONMED Corp.	2,626	94
*	Nuvation Bio Inc.	19,595	94
*	Harrow Inc.	2,637	93
*	Tandem Diabetes Care Inc.	5,414	93
*	BioLife Solutions Inc.	3,707	92
*	Collegium Pharmaceutical Inc.	2,749	92
*	AMN Healthcare Services Inc.	3,105	90
*	Pennant Group Inc.	2,614	90
*	MannKind Corp.	23,531	89
*	AdaptHealth Corp.	8,799	89
*	Rapport Therapeutics Inc.	2,260	89
*	STAAR Surgical Co.	2,940	88
*	Xeris Biopharma Holdings Inc.	13,864	85
*	ArriVent Biopharma Inc.	2,813	85
*	KalVista Pharmaceuticals Inc.	3,117	84
*	EyePoint Inc.	6,035	82
*	Artivion Inc.	3,652	81
*	Integra LifeSciences Holdings Corp.	5,074	81
*	Surgery Partners Inc.	5,990	80
*	GeneDx Holdings Corp.	1,532	80
*	Pacira BioSciences Inc.	3,388	79
*	AnaptysBio Inc.	1,400	78
	US Physical Therapy Inc.	1,197	77
*	Cullinan Therapeutics Inc.	4,664	77
*	Olema Pharmaceuticals Inc.	5,760	76
*	Alphatec Holdings Inc.	9,614	75
*	WaVe Life Sciences Ltd.	11,431	75
*	Azenta Inc.	3,170	73
*	Butterfly Network Inc.	15,975	73
*	QuidelOrtho Corp.	5,616	73
*	Vir Biotechnology Inc.	7,593	72
*	Tyra Biosciences Inc.	2,121	71
*	Inhibrx Biosciences Inc.	685	71
*	MBX Biosciences Inc.	2,258	71
*	Palvella Therapeutics Inc.	591	70
*	Corvus Pharmaceuticals Inc.	5,593	69
*	Eton Pharmaceuticals Inc.	2,220	68
*	Absci Corp.	9,960	67

		Shares	Market Value ($000)
*	Kura Oncology Inc.	6,461	66
*	Xencor Inc.	5,480	65
*	Talkspace Inc.	12,556	65
*	Omeros Corp.	5,676	63
*	Precigen Inc.	14,522	63
*	Esperion Therapeutics Inc.	19,901	62
*	Arbutus Biopharma Corp.	13,683	62
	iRadimed Corp.	677	61
*	Savara Inc.	11,396	59
*	Annexon Inc.	10,930	59
*	Sionna Therapeutics Inc.	1,360	58
*	Anteris Technologies Global Corp.	6,712	58
*	Jade Biosciences Inc.	2,733	58
*	Maze Therapeutics Inc.	2,156	57
*	Bicara Therapeutics Inc.	2,594	56
*	Nutex Health Inc.	431	56
*	Zevra Therapeutics Inc.	4,740	55
	Phibro Animal Health Corp. Class A	1,765	54
*	Certara Inc.	9,357	54
*	MapLight Therapeutics Inc.	1,831	54
*	Amphastar Pharmaceuticals Inc.	2,754	52
*	Omada Health Inc.	2,881	52
*,1	Bright Minds Biosciences Inc.	587	52
*	Geron Corp. (XNGS)	41,165	51
*	HeartFlow Inc.	1,634	51
	HealthStream Inc.	2,003	50
*	Theravance Biopharma Inc.	3,092	50
*	Kestra Medical Technologies Ltd.	2,313	49
*	Ironwood Pharmaceuticals Inc.	13,354	48
*	BioAge Labs Inc.	2,774	48
*	OPKO Health Inc.	32,355	47
*	MeiraGTx Holdings plc	4,311	46
*	Castle Biosciences Inc.	2,166	46
*	Septerna Inc.	1,508	46
*	LB Pharmaceuticals Inc.	1,634	46
*	CorMedix Inc.	5,357	45
*	Replimune Group Inc.	5,214	45
*	Phreesia Inc.	4,522	45
*	ORIC Pharmaceuticals Inc.	5,372	45
*	Janux Therapeutics Inc.	3,110	45
*	Sana Biotechnology Inc.	13,302	44
*	Cerus Corp.	14,134	43
*	SI-BONE Inc.	3,038	43
*	Personalis Inc.	3,769	43
*	Solid Biosciences Inc.	5,707	42
*	ARS Pharmaceuticals Inc.	4,489	41
*	Cytek Biosciences Inc.	9,813	41
*	Ceribell Inc.	2,248	41
*	Emergent BioSolutions Inc.	4,439	40
*	Tactile Systems Technology Inc.	1,644	40
*	Rigel Pharmaceuticals Inc.	1,301	40
*	XOMA Royalty Corp.	947	39
*	Maravai LifeSciences Holdings Inc. Class A	8,106	39
*	Arvinas Inc.	4,186	38
*	Evolent Health Inc. Class A	9,406	37
*	Aveanna Healthcare Holdings Inc.	5,015	36
*	Zenas Biopharma Inc.	1,938	36
*	Aktis Oncology Inc.	1,734	36
*	Varex Imaging Corp.	3,406	35
*	Fulcrum Therapeutics Inc.	5,108	35
*	Altimmune Inc.	11,582	35
*	4D Molecular Therapeutics Inc.	3,503	35
*	Beta Bionics Inc.	2,911	35
*	AngioDynamics Inc.	2,942	34
*	Pacific Biosciences of California Inc.	22,805	34
*	Bioventus Inc. Class A	4,021	34
*	Vanda Pharmaceuticals Inc.	5,171	33
*	Prothena Corp. plc	3,260	33
*	Phathom Pharmaceuticals Inc.	3,478	33
*	Evolus Inc.	4,870	32

		Shares	Market Value ($000)
*	MiMedx Group Inc.	8,608	32
*	Oncology Institute Inc.	6,754	32
*	ADC Therapeutics SA	9,269	32
*	Prime Medicine Inc.	9,108	32
*	Allogene Therapeutics Inc.	14,506	31
*	Pulse Biosciences Inc.	1,237	31
*	Candel Therapeutics Inc.	3,715	31
*	Tectonic Therapeutic Inc.	1,002	31
*	Ginkgo Bioworks Holdings Inc.	3,264	31
*	Aclaris Therapeutics Inc.	6,556	30
*	Enanta Pharmaceuticals Inc.	2,291	30
*	NeuroPace Inc.	1,828	30
*	Aquestive Therapeutics Inc.	7,224	29
*	Myriad Genetics Inc.	7,148	28
*	Atea Pharmaceuticals Inc.	5,932	28
*	Eledon Pharmaceuticals Inc.	7,403	28
*	Aura Biosciences Inc.	3,743	28
*	Community Health Systems Inc.	9,817	27
*	ClearPoint Neuro Inc.	2,134	27
*	Delcath Systems Inc.	2,475	27
*	Monopar Therapeutics Inc.	420	27
*	Editas Medicine Inc.	7,608	26
*	Orthofix Medical Inc.	2,837	26
*	Fulgent Genetics Inc.	1,428	26
*	Keros Therapeutics Inc.	2,350	26
*	Compass Therapeutics Inc.	11,073	26
*	Verastem Inc.	5,907	26
*	Lexeo Therapeutics Inc.	5,013	26
*	Standard BioTools Inc.	21,308	25
*	REGENXBIO Inc.	3,625	25
*	Design Therapeutics Inc.	2,331	24
*	TruBridge Inc.	867	23
*	Fate Therapeutics Inc.	8,193	23
*	OrthoPediatrics Corp.	1,330	23
*	OraSure Technologies Inc.	5,230	22
*	Viemed Healthcare Inc.	2,259	22
*	First Tracks Biotherapeutics Inc.	1,400	22
*	Akebia Therapeutics Inc.	20,230	21
*	Puma Biotechnology Inc.	2,979	21
*	Fennec Pharmaceuticals Inc.	2,095	21
*	Upstream Bio Inc.	2,529	21
*	Evommune Inc.	888	21
*	Pro-Dex Inc.	302	20
*	Sight Sciences Inc.	4,114	20
*	Neurogene Inc.	722	20
*	Anavex Life Sciences Corp.	6,160	19
*	Codexis Inc.	6,744	19
	NRC Health	995	19
*	Electromed Inc.	511	19
*	Rezolute Inc.	5,900	19
*	Abeona Therapeutics Inc.	3,341	19
*	Accendra Health Inc.	6,453	18
*	908 Devices Inc.	2,153	18
*	OmniAb Inc.	6,631	18
*	Rocket Pharmaceuticals Inc.	5,568	17
*	Arcturus Therapeutics Holdings Inc.	2,156	17
*	Ardent Health Inc.	1,839	17
*	CapsoVision Inc.	2,493	17
*	Lumexa Imaging Holdings Inc.	2,184	17
*	Niagen Bioscience Inc.	4,151	16
*	RxSight Inc.	2,919	16
	Embecta Corp.	4,651	16
*	Nuvectis Pharma Inc.	1,623	16
*	Perspective Therapeutics Inc.	3,954	16
*	Tonix Pharmaceuticals Holding Corp.	1,270	16
*	Anika Therapeutics Inc.	1,066	15
	SIGA Technologies Inc.	3,123	15
	Utah Medical Products Inc.	224	15
*	Protara Therapeutics Inc.	3,185	15
*	Quantum-Si Inc.	12,899	15

		Shares	Market Value ($000)
*	Diamedica Therapeutics Inc.	2,407	14
*	Voyager Therapeutics Inc.	3,515	14
*	Organogenesis Holdings Inc.	5,493	14
*,1	Greenwich Lifesciences Inc.	543	14
*	Innovage Holding Corp.	1,793	14
*	Entrada Therapeutics Inc.	1,999	14
*	Claritev Corp.	538	14
*	Benitec Biopharma Inc.	1,212	14
*	Kailera Therapeutics Inc.	597	14
*	KORU Medical Systems Inc.	3,237	13
*	Sonida Senior Living Inc.	376	13
*,1	Humacyte Inc.	9,770	13
*	Quanterix Corp.	3,970	12
*	Protalix BioTherapeutics Inc.	5,525	12
*	Nkarta Inc.	3,786	12
*	Atrium Therapeutics Inc.	933	12
*	Coherus Oncology Inc.	7,172	11
*	Heron Therapeutics Inc.	12,513	11
*	Alector Inc.	5,223	11
*	Stereotaxis Inc.	5,369	11
*	Larimar Therapeutics Inc.	3,277	11
	Acme United Corp.	258	11
*	LifeMD Inc.	2,466	11
*	Inhibikase Therapeutics Inc.	6,410	11
*	Inogen Inc.	1,612	10
*	Lifecore Biomedical Inc.	1,923	10
*	Foghorn Therapeutics Inc.	2,231	10
*	Treace Medical Concepts Inc.	2,979	10
*	Lucid Diagnostics Inc.	9,709	10
*	LENZ Therapeutics Inc.	1,227	10
*	SANUWAVE Health Inc.	611	10
*	Joint Corp.	1,064	9
*	MaxCyte Inc.	7,598	9
*	AirSculpt Technologies Inc.	1,613	9
*	Nano-X Imaging Ltd.	4,503	9
*	MediWound Ltd.	610	9
*	Journey Medical Corp.	1,406	9
*	Aldeyra Therapeutics Inc.	4,777	8
*	OptimizeRx Corp.	1,481	8
*	RCM Technologies Inc.	378	8
*	Cardiff Oncology Inc.	3,969	8
*	TriSalus Life Sciences Inc.	2,257	8
*,1	Avalyn Pharma Inc.	263	8
*	Health Catalyst Inc.	4,818	7
*	Sanara Medtech Inc.	294	7
*	CVRx Inc.	1,190	7
*	Outset Medical Inc.	1,502	7
*	Shoulder Innovations Inc.	494	7
*	VeraDermics Inc.	71	7
*	Korro Bio Inc.	428	6
*	Aardvark Therapeutics Inc.	1,472	6
*	Carlsmed Inc.	557	6
*	Neuronetics Inc.	2,941	5
*	LENSAR Inc.	802	5
*	Alpha Teknova Inc.	917	5
*	DocGo Inc.	8,140	5
*	Biote Corp. Class A	2,342	5
*	Gyre Therapeutics Inc.	805	5
*	Cartesian Therapeutics Inc. (XNMS)	616	5
*	TuHURA Biosciences Inc.	2,174	5
*	Gossamer Bio Inc.	16,683	4
*	aTyr Pharma Inc.	7,366	4
*,2	Tobira Therapeutics Inc. CVR	937	4
*	Pulmonx Corp.	2,489	4
*	Alamar Biosciences Inc.	188	4
*	GMR Solutions Inc. Class A	305	4
*	Hemab Therapeutics Holdings Inc.	133	4
*	Mobia Medical Inc.	195	3
*	Odyssey Therapeutics Inc.	195	3
*	Seaport Therapeutics Inc.	156	3

		Shares	Market Value ($000)
*	Accuray Inc.	5,917	2
*,2	Inhibrx Inc. CVR	2,400	2
*	Eikon Therapeutics Inc.	218	2
*	Avita Medical Inc.	282	1
*	Definitive Healthcare Corp.	1,405	1
*,2	Third Harmonic Bio Inc.	1,689	—
*,2	OmniAb Inc. 12.5 Earnout	408	—
*,2	OmniAb Inc. 15 Earnout	408	—
*,2	Hologic Inc. CVR	4,494	—
			517,083
Industrials (11.7%)
	Visa Inc. Class A (XNYS)	141,937	46,323
	Caterpillar Inc. (XNYS)	39,041	34,195
	Mastercard Inc. Class A	67,833	33,508
	General Electric Co.	87,710	28,397
	GE Vernova Inc.	22,766	22,045
	RTX Corp.	112,778	20,262
*	Boeing Co.	63,715	14,728
	American Express Co.	45,548	14,415
	Union Pacific Corp.	50,404	13,238
	Eaton Corp. plc	33,046	13,238
	Honeywell International Inc.	53,636	12,758
	Deere & Co.	20,607	11,173
	Capital One Financial Corp.	51,861	9,746
	Accenture plc Class A	51,871	9,704
	Lockheed Martin Corp.	17,383	9,221
	Parker-Hannifin Corp.	10,661	9,005
	Quanta Services Inc.	12,422	8,841
	Howmet Aerospace Inc.	33,802	8,729
	Trane Technologies plc	18,793	8,481
	Automatic Data Processing Inc.	33,989	7,540
	Cummins Inc.	11,605	7,504
	FedEx Corp.	18,053	7,433
	General Dynamics Corp.	21,291	7,384
	CSX Corp.	158,159	7,158
	Johnson Controls International plc	51,605	6,918
	3M Co.	44,986	6,889
	Emerson Electric Co.	47,537	6,837
	United Parcel Service Inc. Class B (XNYS)	61,876	6,602
	Northrop Grumman Corp.	11,267	6,351
	CRH plc	56,546	6,152
	Illinois Tool Works Inc.	24,407	6,035
*	Rocket Lab Corp.	41,280	5,923
	Sherwin-Williams Co.	19,447	5,909
	TransDigm Group Inc.	4,659	5,863
	Norfolk Southern Corp.	19,020	5,800
	Comfort Systems USA Inc.	2,931	5,358
	United Rentals Inc.	5,350	5,327
*	Bloom Energy Corp. Class A	18,248	5,201
	Cintas Corp.	28,985	4,964
	L3Harris Technologies Inc.	15,731	4,958
*	Keysight Technologies Inc.	14,504	4,907
	PACCAR Inc.	43,480	4,799
	WW Grainger Inc.	3,685	4,548
	AMETEK Inc.	19,422	4,386
	Rockwell Automation Inc.	9,541	4,304
	Carrier Global Corp.	66,232	4,230
	Westinghouse Air Brake Technologies Corp.	14,303	3,735
	Ferguson Enterprises Inc.	16,101	3,638
	Old Dominion Freight Line Inc.	15,485	3,486
*	Block Inc. (XNYS)	45,128	3,417
	Vulcan Materials Co.	11,142	3,152
	EMCOR Group Inc.	3,731	3,085
	Martin Marietta Materials Inc.	5,056	2,941
*	Axon Enterprise Inc.	6,380	2,863
	Paychex Inc.	27,234	2,641
*	Fiserv Inc.	45,205	2,557
*	Fair Isaac Corp.	1,956	2,446
*	Teledyne Technologies Inc.	3,923	2,432

		Shares	Market Value ($000)
	Dover Corp.	11,465	2,423
	Ingersoll Rand Inc. (XYNS)	33,557	2,404
	Otis Worldwide Corp.	32,895	2,330
	Curtiss-Wright Corp.	3,096	2,315
	Xylem Inc.	20,562	2,252
	nVent Electric plc	13,405	2,239
	FTAI Aviation Ltd.	8,591	2,237
	PayPal Holdings Inc. (XNGS)	48,456	2,168
*	Sterling Infrastructure Inc.	2,494	2,147
	PPG Industries Inc.	18,991	2,146
	Hubbell Inc.	4,509	2,136
	Synchrony Financial	29,216	2,087
*	Corpay Inc.	5,756	2,083
*	XPO Inc.	9,697	2,078
	Verisk Analytics Inc.	11,827	2,070
*	Mettler-Toledo International Inc.	1,730	2,042
	Dow Inc.	59,687	2,014
*	ATI Inc.	11,338	1,986
*	MasTec Inc.	5,242	1,983
	Fidelity National Information Services Inc.	43,838	1,885
	MKS Inc.	5,676	1,841
	Smurfit Westrock plc	44,093	1,814
	JB Hunt Transport Services Inc.	6,429	1,777
	Expeditors International of Washington Inc.	11,219	1,772
	CH Robinson Worldwide Inc.	9,915	1,771
	Woodward Inc.	5,056	1,770
	Veralto Corp.	20,918	1,720
	DuPont de Nemours Inc.	35,357	1,712
*	Affirm Holdings Inc.	23,181	1,707
	Equifax Inc.	10,281	1,704
	Packaging Corp. of America	7,412	1,623
	HEICO Corp. Class A	6,177	1,605
	Snap-on Inc.	4,295	1,594
	Fortive Corp.	26,672	1,556
	BWX Technologies Inc.	7,713	1,511
	Amcor plc	38,853	1,508
	WESCO International Inc.	4,039	1,459
	ITT Inc.	7,215	1,407
*	Generac Holdings Inc.	4,894	1,360
	Textron Inc.	14,754	1,354
	Lennox International Inc.	2,678	1,345
	IDEX Corp.	6,349	1,339
	Global Payments Inc. (XNYS)	17,585	1,328
	HEICO Corp.	3,702	1,289
	Nordson Corp.	4,456	1,280
*	Dycom Industries Inc.	2,430	1,239
	Ball Corp.	22,587	1,235
*	API Group Corp.	30,115	1,235
	Masco Corp.	17,486	1,228
*	Modine Manufacturing Co.	4,385	1,223
	Carlisle Cos. Inc.	3,499	1,206
	TransUnion	16,538	1,183
	Jacobs Solutions Inc.	9,862	1,182
	Lincoln Electric Holdings Inc.	4,508	1,165
*	Planet Labs PBC	22,594	1,155
*	Trimble Inc.	20,094	1,134
	RPM International Inc.	10,657	1,129
	Regal Rexnord Corp.	5,587	1,127
	Watsco Inc.	2,927	1,075
*	Saia Inc.	2,257	1,066
	Graco Inc.	13,918	1,050
*	Zebra Technologies Corp. Class A	4,311	1,050
	Stanley Black & Decker Inc.	13,163	1,045
	Huntington Ingalls Industries Inc.	3,301	1,017
	Knight-Swift Transportation Holdings Inc.	13,273	1,004
*	TopBuild Corp.	2,375	992
	Pentair plc	13,763	975
*	Kratos Defense & Security Solutions Inc.	15,162	972
	Littelfuse Inc.	2,070	966
	Applied Industrial Technologies Inc.	3,128	950

		Shares	Market Value ($000)
	Allegion plc	7,242	942
	Cognex Corp.	14,243	938
*	QXO Inc.	54,201	935
	Crown Holdings Inc.	9,752	927
*	SPX Technologies Inc.	4,028	873
	Owens Corning	6,869	864
	Valmont Industries Inc.	1,644	855
	Moog Inc. Class A	2,348	845
	Ryder System Inc.	3,332	836
	Jack Henry & Associates Inc.	6,125	835
	Advanced Drainage Systems Inc.	5,983	833
	Flowserve Corp.	10,710	809
	Booz Allen Hamilton Holding Corp.	10,177	806
	Allison Transmission Holdings Inc.	7,041	799
	AAON Inc.	5,690	798
*	Core & Main Inc. Class A	16,142	798
	Donaldson Co. Inc.	9,701	794
	Acuity Inc.	2,590	790
*	Chart Industries Inc.	3,740	777
	Crane Co.	4,186	766
	AECOM	10,936	759
	CNH Industrial NV	74,007	756
	Toro Co.	8,341	750
	Argan Inc.	1,123	749
*	Aurora Innovation Inc.	98,965	726
	Watts Water Technologies Inc. Class A	2,305	712
*	Builders FirstSource Inc.	9,225	703
	EnerSys	3,054	696
	Oshkosh Corp.	5,287	687
	Powell Industries Inc.	2,384	678
	Simpson Manufacturing Co. Inc.	3,496	663
*	AeroVironment Inc.	3,164	656
*	Everus Construction Group Inc.	4,309	641
*	Vicor Corp.	1,910	640
	ESCO Technologies Inc.	2,177	635
*	Kirby Corp.	4,514	635
	AptarGroup Inc.	5,472	634
*	Middleby Corp.	4,037	626
*	Fluor Corp.	13,525	619
	Tetra Tech Inc.	22,026	605
	Sensata Technologies Holding plc	12,221	604
	Landstar System Inc.	2,884	597
*	MYR Group Inc.	1,283	597
	Zurn Elkay Water Solutions Corp.	12,599	592
	JBT Marel Corp.	4,399	591
	Ralliant Corp.	9,555	591
	Eagle Materials Inc.	2,656	587
	AGCO Corp.	5,225	587
*	Joby Aviation Inc.	48,961	583
	Primoris Services Corp.	4,519	568
	Armstrong World Industries Inc.	3,581	565
*	Gates Industrial Corp. plc	21,409	555
*	StandardAero Inc.	19,332	554
	Enpro Inc.	1,799	552
*	Axalta Coating Systems Ltd.	17,950	552
	Terex Corp.	9,332	543
	Federal Signal Corp.	5,022	536
	A O Smith Corp.	9,429	535
*	Mercury Systems Inc.	4,635	518
	MSA Safety Inc.	3,119	517
*	IES Holdings Inc.	760	516
	Arcosa Inc.	4,029	511
	GATX Corp.	2,987	505
	Granite Construction Inc.	3,618	495
*	GXO Logistics Inc.	9,498	476
	Matson Inc.	2,618	475
	Brunswick Corp.	5,612	470
*	Construction Partners Inc. Class A	4,028	469
*	Mohawk Industries Inc.	4,261	458
	Genpact Ltd.	13,504	445

		Shares	Market Value ($000)
	Esab Corp.	4,805	444
*	Paylocity Holding Corp.	3,780	434
	VSE Corp.	2,269	420
*	WEX Inc.	2,892	419
	MSC Industrial Direct Co. Inc. Class A	3,740	409
	Sonoco Products Co.	8,378	408
*	Intuitive Machines Inc.	9,307	408
	Installed Building Products Inc.	1,940	407
	Louisiana-Pacific Corp.	5,283	404
	Fortune Brands Innovations Inc.	10,213	398
*	FTI Consulting Inc.	2,562	392
	WillScot Holdings Corp.	15,230	392
*	ACI Worldwide Inc.	8,679	379
	CSW Industrials Inc.	1,356	376
*	ExlService Holdings Inc.	12,949	376
*	Trex Co. Inc.	9,073	376
*	Knife River Corp.	4,767	374
*	AAR Corp.	3,288	370
	Herc Holdings Inc.	2,750	366
	Brink's Co.	3,494	363
*	Mirion Technologies Inc.	19,867	363
*	Legence Corp. Class A	4,281	358
*	RXO Inc.	13,848	354
*	Archer Aviation Inc. Class A	51,340	350
	Belden Inc.	3,291	346
	Vontier Corp.	12,185	346
	AZZ Inc.	2,524	342
*	Resideo Technologies Inc.	10,746	336
	Mueller Water Products Inc. Class A	13,260	334
	Franklin Electric Co. Inc.	3,359	330
	UniFirst Corp.	1,218	323
	Kadant Inc.	1,000	319
	ADT Inc.	47,394	318
	Korn Ferry	4,502	315
	Leonardo DRS Inc.	6,464	315
*	Itron Inc.	3,797	313
*	Amentum Holdings Inc.	13,393	311
	Badger Meter Inc.	2,488	308
*	Karman Holdings Inc.	5,166	297
	HB Fuller Co.	4,624	296
*	James Hardie Industries plc	12,503	291
	Otter Tail Corp.	3,331	289
	Griffon Corp.	3,270	288
	Maximus Inc.	4,617	286
*	OSI Systems Inc.	1,313	285
*	Remitly Global Inc.	14,170	284
	Graphic Packaging Holding Co.	24,944	281
	Standex International Corp.	1,008	279
	Scorpio Tankers Inc.	3,733	278
*	NCR Atleos Corp.	6,237	278
	Silgan Holdings Inc.	7,314	275
	Bel Fuse Inc. Class B	999	274
*	Versigent plc	6,070	268
	Tutor Perini Corp.	3,702	265
	International Seaways Inc.	3,430	265
*	GEO Group Inc.	11,574	262
	ArcBest Corp.	1,884	258
*	BILL Holdings Inc.	6,798	252
	Patrick Industries Inc.	2,760	250
*	Shift4 Payments Inc. Class A	5,559	248
	Exponent Inc.	4,231	247
*	Hayward Holdings Inc.	17,416	246
	Robert Half Inc.	8,325	245
	StoneCo. Ltd. Class A	21,300	244
	Atkore Inc.	2,940	243
*	Euronet Worldwide Inc.	3,323	241
*	Loar Holdings Inc.	3,640	235
	Helios Technologies Inc.	2,817	234
*	Centuri Holdings Inc.	7,472	230
	McGrath RentCorp.	2,098	229

		Shares	Market Value ($000)
	Boise Cascade Co.	3,242	226
	Trinity Industries Inc.	6,872	223
*	Astronics Corp.	2,556	222
	Hub Group Inc. Class A	5,288	220
	Western Union Co.	26,894	219
	Kennametal Inc.	6,554	215
*	Redwire Corp.	8,766	215
*	Eos Energy Enterprises Inc.	25,367	214
	Pitney Bowes Inc.	13,023	210
	ABM Industries Inc.	5,241	205
*	Voyager Technologies Inc. Class A	4,003	198
	Werner Enterprises Inc.	4,681	194
*	Amprius Technologies Inc.	9,564	194
*	CoreCivic Inc.	8,811	186
*	V2X Inc.	2,208	184
	GPGI Inc. Class A	14,949	182
*	CECO Environmental Corp.	2,399	179
	DHT Holdings Inc.	10,923	178
*	Blue Bird Corp.	2,598	176
*	Ducommun Inc.	1,159	176
	Crane NXT Co.	4,298	167
	Greif Inc. Class A	2,607	165
*	Thermon Group Holdings Inc.	2,690	164
*	Sezzle Inc.	1,385	164
	Enerpac Tool Group Corp.	4,673	157
*	Flywire Corp.	9,776	157
*	DXP Enterprises Inc.	1,078	156
*	Huron Consulting Group Inc.	1,443	155
	Albany International Corp. Class A	2,351	152
	EVERTEC Inc.	5,828	143
*	CBIZ Inc.	4,233	141
	Gorman-Rupp Co.	1,867	140
	PagSeguro Digital Ltd. Class A	14,958	140
*	Masterbrand Inc.	15,960	139
	Teekay Tankers Ltd. Class A	1,959	138
*	Proto Labs Inc.	1,814	137
*	Cimpress plc	1,351	133
*,1	PureCycle Technologies Inc.	10,773	133
*	Enovix Corp.	16,509	132
*	TIC Solutions Inc.	16,204	132
	Schneider National Inc. Class B	3,694	131
	Alamo Group Inc.	851	128
	ManpowerGroup Inc.	4,037	128
	Dorian LPG Ltd.	3,184	128
*	Hillman Solutions Corp.	16,768	125
*	BlackSky Technology Inc.	2,576	125
*	Marqeta Inc. Class A	30,009	122
	Tennant Co.	1,409	121
*	Vishay Precision Group Inc.	928	116
*	Payoneer Global Inc.	21,851	114
	SFL Corp. Ltd.	10,272	113
	Greenbrier Cos. Inc.	2,363	111
*	O-I Glass Inc.	12,576	110
*	First Advantage Corp.	6,714	107
	Napco Security Technologies Inc.	2,831	106
	TriNet Group Inc.	2,326	106
*	Willdan Group Inc.	1,162	106
	ICF International Inc.	1,531	105
	TriMas Corp.	2,542	104
	Insperity Inc.	2,986	103
	United States Lime & Minerals Inc.	896	102
*	Firefly Aerospace Inc.	2,131	99
	Marten Transport Ltd.	5,602	97
*	Gibraltar Industries Inc.	2,483	96
	Allient Inc.	1,199	95
	Tecnoglass Inc.	2,185	94
	Lindsay Corp.	836	91
*	Vestis Corp.	7,061	91
	Astec Industries Inc.	1,772	89
*	Upwork Inc.	10,134	89

		Shares	Market Value ($000)
	Nordic American Tankers Ltd.	17,370	89
*	Alliance Laundry Holdings Inc.	3,518	89
	Deluxe Corp.	3,454	84
	Preformed Line Products Co.	227	84
*	Donnelley Financial Solutions Inc.	2,099	83
*	Pagaya Technologies Ltd. Class A	5,371	81
*	Graham Corp.	802	80
*	Evolv Technologies Holdings Inc.	12,075	78
	Douglas Dynamics Inc.	1,728	77
*	Everforth Inc.	3,410	77
*	Hyliion Holdings Corp.	10,961	77
*	FLEX LNG Ltd.	2,581	77
*	Satellogic Inc. Class A	7,536	72
*	BrightView Holdings Inc.	5,656	70
	CRA International Inc.	503	70
	Kforce Inc.	1,460	69
	Apogee Enterprises Inc.	1,778	68
	Quanex Building Products Corp.	3,643	68
	Cadre Holdings Inc.	2,169	68
*	CryoPort Inc.	4,209	66
*	Legalzoom.com Inc.	10,275	65
*	Transcat Inc.	748	63
*	Limbach Holdings Inc.	819	63
	Barrett Business Services Inc.	1,914	62
*	Green Dot Corp. Class A	4,839	62
	Myers Industries Inc.	2,730	62
*	Verra Mobility Corp.	13,631	61
	Genco Shipping & Trading Ltd.	2,468	59
	Navigator Holdings Ltd.	2,710	59
*	Spire Global Inc.	2,577	59
	Costamare Inc.	3,802	58
	Covenant Logistics Group Inc.	1,378	55
*	Janus International Group Inc.	10,354	55
*	Cardinal Infrastructure Group Inc. Class A	1,062	55
	LSI Industries Inc.	2,216	54
	Teekay Corp. Ltd.	4,735	54
*	Beta Technologies Inc. Class A	2,822	52
*	Target Hospitality Corp.	2,858	50
	Heartland Express Inc.	3,236	49
	National Presto Industries Inc.	385	49
	Park Aerospace Corp.	1,529	49
*	Orion Group Holdings Inc.	3,498	48
*	3D Systems Corp.	13,488	48
	Ardmore Shipping Corp.	3,012	48
	Ardagh Metal Packaging SA	12,031	48
*,1	York Space Systems Inc.	1,475	48
	Cass Information Systems Inc.	1,001	46
	Hyster-Yale Inc.	1,276	46
*	Titan Machinery Inc.	2,009	44
	Willis Lease Finance Corp.	239	42
	Mesa Laboratories Inc.	397	41
	Miller Industries Inc.	858	41
*	Onterris Inc.	2,573	41
*	Atlanticus Holdings Corp.	462	40
	Insteel Industries Inc.	1,413	39
*	Custom Truck One Source Inc.	4,028	39
*	Manitowoc Co. Inc.	3,174	38
*	Frequency Electronics Inc.	504	38
*	Bowman Consulting Group Ltd.	1,193	38
	FTAI Infrastructure Inc.	8,617	38
*	Resolute Holdings Management Inc.	322	38
	Ennis Inc.	1,829	37
*	I3 Verticals Inc. Class A	1,745	36
*	Richtech Robotics Inc. Class B	11,901	36
*	TSS Inc.	2,107	35
	Columbus McKinnon Corp.	2,128	34
*	BlueLinx Holdings Inc.	641	33
	Aebi Schmidt Holding AG	2,645	33
*	Aspen Aerogels Inc.	4,960	32
*	Cross Country Healthcare Inc.	2,472	32

		Shares	Market Value ($000)
*	Energy Recovery Inc.	3,893	32
*	Mayville Engineering Co. Inc.	1,188	32
*	Strata Critical Medical Inc.	4,858	31
	Alight Inc. Class A	33,346	31
*	Himalaya Shipping Ltd.	2,120	31
	Luxfer Holdings plc	1,767	30
*	Power Solutions International Inc.	721	30
	Park-Ohio Holdings Corp.	878	29
*	International Money Express Inc.	1,925	29
*	Lightbridge Corp.	2,543	29
*	IBEX Holdings Ltd.	900	28
*	Titan America SA	1,698	28
	Safe Bulkers Inc.	4,305	27
*	Eve Holding Inc.	7,825	27
*	L B Foster Co. Class A	638	26
	Kelly Services Inc. Class A	2,270	26
*	Titan International Inc.	3,586	26
	Bel Fuse Inc. Class A	107	26
*	Repay Holdings Corp.	6,396	25
*	Ranpak Holdings Corp.	3,411	24
*	Microvast Holdings Inc.	15,531	24
*	Madison Air Solutions Corp. Class A	543	24
*	M-Tron Industries Inc.	253	23
*	Mistras Group Inc.	1,253	22
	Wabash National Corp.	2,718	22
*	Franklin Covey Co.	826	20
*	Distribution Solutions Group Inc.	743	20
*	Paysign Inc.	2,701	20
*	Radiant Logistics Inc.	2,268	19
*	Sky Harbour Group Corp.	2,037	19
*	Conduent Inc.	10,348	18
*	ZipRecruiter Inc. Class A	5,596	18
*	AerSale Corp.	2,791	18
*	Paysafe Ltd.	2,353	18
*	Palladyne AI Corp.	2,127	18
*	AIRO Group Holdings Inc.	1,949	18
*	Hudson Technologies Inc.	3,145	17
	Pangaea Logistics Solutions Ltd.	2,203	17
	Karat Packaging Inc.	611	17
*	Forward Air Corp.	1,571	17
*	Forgent Power Solutions Inc.	314	17
	Information Services Group Inc.	3,256	15
*	Acacia Research Corp.	3,040	14
*	JELD-WEN Holding Inc.	6,444	14
*	Costamare Bulkers Holdings Ltd.	853	14
	Kronos Worldwide Inc.	1,744	13
*	Advantage Solutions Inc.	360	13
*	Gencor Industries Inc.	836	12
	Quad / Graphics Inc.	1,672	12
*	TrueBlue Inc.	1,922	12
*	Priority Technology Holdings Inc.	1,915	12
*	Concrete Pumping Holdings Inc.	1,463	11
*	Core Molding Technologies Inc.	472	11
	Resources Connection Inc.	2,449	11
*	PAMT Corp.	810	11
*	CPI Card Group Inc.	672	11
	Universal Logistics Holdings Inc.	651	10
*	Alta Equipment Group Inc.	1,627	10
*	Smith-Midland Corp.	321	10
*	Proficient Auto Logistics Inc.	1,871	10
*	Arxis Inc. Class A	218	10
*	Byrna Technologies Inc.	1,439	9
*	SKYX Platforms Corp.	8,000	9
	Eastern Co.	376	8
*	TTEC Holdings Inc.	2,801	8
*	AirJoule Technologies Corp.	1,825	8
	EVI Industries Inc.	387	7
*	Forrester Research Inc.	978	7
*	Aevex Corp. Class A	151	6
*	SoundThinking Inc.	693	5

		Shares	Market Value ($000)
*,1	Skillsoft Corp.	345	3
	Trinseo plc	4,098	—
			717,698
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	656	—
Real Estate (2.2%)
	Welltower Inc.	57,970	11,903
	Prologis Inc.	78,172	11,215
	Equinix Inc.	8,238	8,799
	American Tower Corp.	39,450	7,376
	Simon Property Group Inc.	27,286	5,591
	Digital Realty Trust Inc.	29,011	5,512
	Realty Income Corp.	77,107	4,725
	Public Storage	13,314	4,043
	Crown Castle Inc.	36,615	3,350
	Ventas Inc.	39,422	3,328
	Iron Mountain Inc.	24,721	3,170
*	CBRE Group Inc. Class A	25,085	3,137
	Extra Space Storage Inc.	17,795	2,568
	VICI Properties Inc. (XNYS)	85,219	2,405
	AvalonBay Communities Inc.	12,026	2,195
	Equity Residential	31,937	2,090
	SBA Communications Corp.	8,925	1,813
	Invitation Homes Inc.	51,731	1,513
	Weyerhaeuser Co.	61,315	1,503
	Essex Property Trust Inc.	5,364	1,462
	WP Carey Inc.	18,222	1,356
	Kimco Realty Corp.	55,799	1,344
	Host Hotels & Resorts Inc.	57,768	1,327
	Sun Communities Inc.	10,268	1,270
	Mid-America Apartment Communities Inc.	9,809	1,266
	Regency Centers Corp.	15,084	1,167
	Omega Healthcare Investors Inc.	24,900	1,164
*	CoStar Group Inc.	35,372	1,139
	Healthpeak Properties Inc.	58,621	1,123
*	Jones Lang LaSalle Inc.	3,970	1,121
	Lamar Advertising Co. Class A	7,281	1,110
	Gaming & Leisure Properties Inc.	22,669	1,065
	UDR Inc.	27,857	1,028
	Equity LifeStyle Properties Inc.	15,998	988
	Camden Property Trust	8,860	944
	American Homes 4 Rent Class A	28,684	920
	EastGroup Properties Inc.	4,447	898
	Federal Realty Investment Trust	7,120	852
	BXP Inc.	13,347	801
	Brixmor Property Group Inc.	25,408	776
	CareTrust REIT Inc.	18,685	763
	CubeSmart	19,042	762
	American Healthcare REIT Inc.	14,890	728
	Alexandria Real Estate Equities Inc.	14,483	720
	NNN REIT Inc.	15,797	703
	Agree Realty Corp.	9,435	700
	Rexford Industrial Realty Inc.	19,552	694
	First Industrial Realty Trust Inc.	10,833	670
	STAG Industrial Inc.	15,667	593
	Ryman Hospitality Properties Inc.	5,108	588
	Terreno Realty Corp.	8,531	560
	Healthcare Realty Trust Inc.	27,892	556
	Rayonier Inc.	25,106	524
	Macerich Co.	22,878	515
	Vornado Realty Trust	14,886	502
	Essential Properties Realty Trust Inc.	16,349	500
	Kite Realty Group Trust	18,157	498
*	Zillow Group Inc. Class C	14,230	498
*	Compass Inc. Class A	53,626	441
	HA Sustainable Infrastructure Capital Inc.	10,414	427
	Phillips Edison & Co. Inc.	10,606	426
	Sabra Health Care REIT Inc.	20,975	417

		Shares	Market Value ($000)
	Outfront Media Inc.	12,490	403
	Americold Realty Trust Inc.	24,461	384
	Cousins Properties Inc.	14,155	379
	EPR Properties	6,363	363
	Millrose Properties Inc.	12,877	363
	Kilroy Realty Corp.	10,099	346
	Tanger Inc.	9,588	346
	Independence Realty Trust Inc.	20,296	329
	Broadstone Net Lease Inc.	15,738	318
	COPT Defense Properties	9,636	309
	National Health Investors Inc.	4,074	299
	Apple Hospitality REIT Inc.	19,615	288
	SL Green Realty Corp.	6,204	282
	Lineage Inc.	6,131	272
	National Storage Affiliates Trust	6,157	263
	LXP Industrial Trust	5,050	261
	Acadia Realty Trust	11,575	255
*	Cushman & Wakefield Ltd.	20,127	250
	Urban Edge Properties	11,052	248
	Highwoods Properties Inc.	9,431	246
	Curbline Properties Corp.	8,449	246
	InvenTrust Properties Corp.	6,939	230
	DigitalBridge Group Inc.	14,512	227
	Four Corners Property Trust Inc.	8,993	224
	Medical Properties Trust Inc.	43,586	223
	St. Joe Co.	3,233	206
	Park Hotels & Resorts Inc.	16,743	203
	DiamondRock Hospitality Co.	16,713	184
	Newmark Group Inc. Class A	12,811	179
	Global Net Lease Inc.	17,832	167
*	Howard Hughes Holdings Inc.	2,616	166
	Sunstone Hotel Investors Inc.	14,886	161
	LTC Properties Inc.	4,229	158
	Douglas Emmett Inc.	13,428	156
	Diversified Healthcare Trust	18,606	155
	NETSTREIT Corp.	7,532	153
	Getty Realty Corp.	4,594	149
	Pebblebrook Hotel Trust	9,562	146
	Smartstop Self Storage REIT Inc.	4,632	145
	Sila Realty Trust Inc.	4,733	143
	Innovative Industrial Properties Inc.	2,448	142
*	Zillow Group Inc. Class A	3,965	140
	Xenia Hotels & Resorts Inc.	7,454	129
	Kennedy-Wilson Holdings Inc.	9,758	107
	RLJ Lodging Trust	10,197	99
	American Assets Trust Inc.	4,112	96
	UMH Properties Inc.	6,225	93
	Centerspace	1,332	90
	Easterly Government Properties Inc.	3,494	84
	Service Properties Trust	45,557	82
*	Piedmont Realty Trust Inc.	9,281	77
	Empire State Realty Trust Inc. Class A	13,302	76
	JBG SMITH Properties	4,740	70
	Safehold Inc.	4,458	67
	Whitestone REIT	3,382	65
	CBL & Associates Properties Inc.	1,360	65
	One Liberty Properties Inc.	2,605	61
	Universal Health Realty Income Trust	1,335	55
	NexPoint Residential Trust Inc.	1,807	53
	Postal Realty Trust Inc. Class A	2,285	53
	Marcus & Millichap Inc.	1,790	51
	Summit Hotel Properties Inc.	8,835	51
*	Hudson Pacific Properties Inc.	4,216	50
	CTO Realty Growth Inc.	2,303	47
	Gladstone Commercial Corp.	3,673	46
	AH Realty Trust Inc.	6,405	44
	Brandywine Realty Trust	14,082	44
	Industrial Logistics Properties Trust	4,674	42
*	Forestar Group Inc.	1,486	41
	Community Healthcare Trust Inc.	2,179	38

		Shares	Market Value ($000)
	Alexander's Inc.	148	36
	Chatham Lodging Trust	3,272	35
*	Tejon Ranch Co.	1,834	35
	Saul Centers Inc.	970	34
	Chiron Real Estate Inc.	939	34
	eXp World Holdings Inc.	6,681	33
	Farmland Partners Inc.	2,919	30
	NET Lease Office Properties	2,328	28
	Gladstone Land Corp.	2,771	26
	FrontView REIT Inc.	1,463	26
	RMR Group Inc. Class A	1,044	21
*	Real Brokerage Inc.	11,512	21
	Alpine Income Property Trust Inc.	1,042	20
	SITE Centers Corp.	4,028	20
*	Fermi Inc.	2,825	20
*	FRP Holdings Inc.	762	18
*	National Healthcare Properties Inc.	1,079	16
*	Stratus Properties Inc.	510	15
*	Seaport Entertainment Group Inc.	557	14
*	RE / MAX Holdings Inc. Class A	1,316	13
	Modiv Industrial Inc.	717	13
	Braemar Hotels & Resorts Inc.	4,387	11
	BRT Apartments Corp.	794	11
*	Douglas Elliman Inc.	6,069	11
	Strawberry Fields REIT Inc.	854	11
*	Transcontinental Realty Investors Inc.	196	8
*	Maui Land & Pineapple Co. Inc.	424	7
*	Janus Living Inc. Class A	273	7
	Franklin Street Properties Corp.	5,956	3
			134,702
Technology (41.8%)
	NVIDIA Corp.	1,973,656	416,718
	Apple Inc.	1,214,882	379,116
	Microsoft Corp.	625,414	281,586
	Alphabet Inc. Class A	490,317	186,487
	Broadcom Inc.	389,460	173,999
	Alphabet Inc. Class C	399,011	150,200
	Meta Platforms Inc. Class A	184,129	116,463
	Micron Technology Inc.	94,217	91,485
*	Advanced Micro Devices Inc.	135,804	70,088
*	Intel Corp.	372,103	42,673
	Lam Research Corp.	105,866	33,684
	Oracle Corp.	141,960	32,052
	Applied Materials Inc.	66,891	30,105
*	Palantir Technologies Inc. Class A	184,199	28,835
	Texas Instruments Inc.	76,641	23,428
	International Business Machines Corp.	78,450	23,362
	QUALCOMM Inc.	90,174	22,635
	KLA Corp.	11,094	21,319
*	Sandisk Corp.	12,057	20,436
*	Palo Alto Networks Inc.	67,457	19,002
	Analog Devices Inc.	41,215	17,057
	Amphenol Corp. Class A	102,900	15,307
*	Crowdstrike Holdings Inc. Class A	20,857	15,246
	Western Digital Corp.	28,687	15,239
	Salesforce Inc.	76,893	14,694
	Marvell Technology Inc.	71,382	14,633
*	AppLovin Corp. Class A	20,110	12,329
	Corning Inc.	65,824	11,925
	Dell Technologies Inc. Class C	26,330	11,083
*	ServiceNow Inc.	88,092	10,956
	Vertiv Holdings Co. Class A	32,076	10,127
*	Adobe Inc.	34,562	8,959
*	Cadence Design Systems Inc.	23,016	8,629
*	Synopsys Inc.	16,103	7,659
	Intuit Inc.	23,033	7,636
*	Fortinet Inc.	52,186	7,200
*	Snowflake Inc.	27,959	7,145
*	Datadog Inc. Class A	26,330	6,513

		Shares	Market Value ($000)
*	Cloudflare Inc. Class A	26,442	6,394
	Monolithic Power Systems Inc.	3,900	6,108
*	Coherent Corp.	14,743	5,329
	Teradyne Inc.	13,198	4,940
*	DoorDash Inc. Class A	30,844	4,913
	Hewlett Packard Enterprise Co.	112,365	4,836
*	Flex Ltd.	31,041	4,680
	Microchip Technology Inc.	44,516	4,213
*	Strategy Inc.	26,319	4,187
*	Autodesk Inc.	17,964	4,155
*	ON Semiconductor Corp.	33,900	4,089
*	Astera Labs Inc.	10,870	3,727
	Jabil Inc.	8,748	3,189
*	Credo Technology Group Holding Ltd.	13,469	3,179
	Roper Technologies Inc.	9,037	2,942
	NetApp Inc. (XNGS)	16,711	2,913
	Qnity Electronics Inc.	17,703	2,762
*	Workday Inc. Class A	17,860	2,611
*	Zoom Communications Inc.	22,455	2,281
*	Twilio Inc. Class A	11,913	2,271
	Cognizant Technology Solutions Corp. Class A	40,666	2,267
*	MongoDB Inc.	6,669	2,238
*	Everpure Inc. Class A	26,559	2,112
	HP Inc.	77,334	2,091
*	IonQ Inc.	28,783	2,074
*	MACOM Technology Solutions Holdings Inc.	5,581	2,035
*	Super Micro Computer Inc. (XNGS)	43,441	2,002
	VeriSign Inc.	7,005	1,999
*	Fabrinet	3,019	1,975
*	Reddit Inc. Class A	10,915	1,921
*	F5 Inc.	4,760	1,825
*	Akamai Technologies Inc.	11,914	1,782
	Entegris Inc.	12,695	1,762
*	Okta Inc.	14,119	1,740
*	Lattice Semiconductor Corp.	11,493	1,690
	TD SYNNEX Corp.	6,434	1,681
*	Atlassian Corp. Ltd. Class A	13,976	1,504
*	TTM Technologies Inc.	8,576	1,490
*	PTC Inc.	9,951	1,381
	Leidos Holdings Inc.	10,791	1,379
	CDW Corp.	10,920	1,370
*	SiTime Corp.	1,885	1,339
*	Rambus Inc.	9,051	1,317
	Gen Digital Inc. (XNGS)	46,132	1,190
	SS&C Technologies Holdings Inc.	17,585	1,187
*	Semtech Corp.	7,771	1,185
*	Zscaler Inc.	8,416	1,176
*	Sanmina Corp.	4,477	1,163
*	Tyler Technologies Inc.	3,648	1,142
*	Nutanix Inc. Class A	21,804	1,135
*	Guidewire Software Inc.	7,162	1,093
*	Onto Innovation Inc.	4,101	1,059
*	Dynatrace Inc.	24,757	1,054
*	Hut 8 Corp.	8,191	1,023
*	Toast Inc. Class A	39,106	1,018
*	Pinterest Inc. Class A	49,920	1,001
*	DigitalOcean Holdings Inc.	6,352	991
	Skyworks Solutions Inc.	12,646	985
*	GoDaddy Inc. Class A	11,313	971
*	Gartner Inc.	5,901	957
*	Rubrik Inc. Class A	12,087	950
	Advanced Energy Industries Inc.	3,142	949
*	Samsara Inc. Class A	27,049	946
*	CACI International Inc. Class A	1,841	945
*	HubSpot Inc.	4,277	944
*	Arrow Electronics Inc.	4,365	937
*	Applied Digital Corp.	19,771	935
*	D-Wave Quantum Inc.	30,550	921
*	Docusign Inc.	16,777	881
*	Unity Software Inc.	27,731	845

		Shares	Market Value ($000)
*	GLOBALFOUNDRIES Inc.	10,400	832
*	FormFactor Inc.	6,471	806
*	Manhattan Associates Inc.	5,002	751
*	Terawulf Inc.	28,847	737
*	Cirrus Logic Inc.	4,301	731
	Amkor Technology Inc.	10,501	730
*	Qorvo Inc.	7,032	728
	Match Group Inc.	19,927	720
*	Rigetti Computing Inc.	27,384	699
*	Core Scientific Inc.	24,302	653
*	Cipher Digital Inc.	27,068	640
*	MaxLinear Inc.	6,829	635
*	Plexus Corp.	2,249	604
	Paycom Software Inc.	4,234	591
	Avnet Inc.	6,776	589
*	Silicon Laboratories Inc.	2,708	589
*	Maplebear Inc.	14,475	576
	Amdocs Ltd.	8,968	565
	Vishay Intertechnology Inc.	10,196	531
*	Procore Technologies Inc.	10,605	525
*	Elastic NV	7,848	508
*	Allegro MicroSystems Inc.	10,447	500
*	Novanta Inc.	3,035	484
*	EPAM Systems Inc.	4,590	470
*	Synaptics Inc.	3,301	453
*	Navitas Semiconductor Corp.	16,756	446
*	Commvault Systems Inc.	3,743	444
	Bentley Systems Inc. Class B	13,496	441
*	SentinelOne Inc. Class A	26,534	439
	Kulicke & Soffa Industries Inc.	4,294	438
	Clear Secure Inc. Class A	7,448	413
*	Zeta Global Holdings Corp. Class A	17,740	406
*	Diodes Inc.	3,797	400
	Science Applications International Corp.	3,797	396
*	UiPath Inc. Class A	33,794	396
*	Cleanspark Inc.	21,500	393
*	Axcelis Technologies Inc.	2,584	389
*	Dropbox Inc. Class A	14,454	389
	Power Integrations Inc.	4,608	387
	KBR Inc.	10,584	370
*	ACM Research Inc. Class A	4,213	365
*	Gitlab Inc. Class A	11,741	365
*	Impinj Inc.	2,385	360
*	Xometry Inc. Class A	3,756	358
	Universal Display Corp.	3,678	339
*	Varonis Systems Inc.	9,860	337
*	Qualys Inc.	3,072	336
*	Ultra Clean Holdings Inc.	3,826	327
*	Box Inc. Class A	11,868	320
*	Appfolio Inc. Class A	1,870	301
*	nLight Inc.	3,931	291
*,1	SoundHound AI Inc. Class A	32,254	290
*	Tenable Holdings Inc.	9,971	282
*	Veeco Instruments Inc.	4,873	281
	Pegasystems Inc.	7,832	280
	Dolby Laboratories Inc. Class A	4,991	279
	RingCentral Inc. Class A	6,328	274
*	Innodata Inc.	2,577	271
*	Teradata Corp.	7,920	270
*	Insight Enterprises Inc.	2,495	265
*	Parsons Corp.	4,473	264
*	IAC Inc.	5,780	259
*	NetScout Systems Inc.	6,129	255
	Benchmark Electronics Inc.	2,992	253
*	Penguin Solutions Inc.	4,494	251
*	Q2 Holdings Inc.	5,250	249
*	Ambarella Inc.	3,450	249
*	IPG Photonics Corp.	2,131	244
*	Kyndryl Holdings Inc.	19,531	244
*	CCC Intelligent Solutions Holdings Inc.	51,421	242

		Shares	Market Value ($000)
	Adeia Inc.	9,045	242
*	Aehr Test Systems	2,505	231
*	Ouster Inc.	4,811	222
*	Rogers Corp.	1,532	217
*	Workiva Inc.	4,271	213
*	Fastly Inc. Class A	11,922	212
*	Cohu Inc.	3,975	210
*	Ichor Holdings Ltd.	2,869	205
*,1	Quantum Computing Inc.	16,667	199
*	Cargurus Inc.	6,619	198
*	LiveRamp Holdings Inc.	5,260	198
*	Agilysys Inc.	2,155	187
*	Alarm.com Holdings Inc.	4,150	187
	ePlus Inc.	2,267	186
*	SPS Commerce Inc.	3,264	185
*	Braze Inc. Class A	7,071	181
*	BigBear.ai Holdings Inc.	35,873	181
*	Bitdeer Technologies Group Class A	10,087	176
	A10 Networks Inc.	5,749	173
*	Magnite Inc.	11,516	165
*	NextNav Inc.	8,021	165
*	Freshworks Inc. Class A	16,786	163
*	Five9 Inc.	6,668	162
*	Diebold Nixdorf Inc.	1,968	160
*	Photronics Inc.	4,704	152
*	Bandwidth Inc. Class A	2,312	150
	CTS Corp.	2,332	150
*	Globant SA	3,563	144
*	nCino Inc.	8,901	143
*	DXC Technology Co.	14,212	141
*	Ziff Davis Inc.	3,129	141
*	AvePoint Inc.	12,499	136
*	PDF Solutions Inc.	2,530	124
*	Trump Media & Technology Group Corp.	13,344	124
*	Ambiq Micro Inc.	1,559	124
*	SkyWater Technology Inc.	2,982	116
*	BlackLine Inc.	3,862	114
*	DoubleVerify Holdings Inc.	11,670	113
*	Intapp Inc.	4,822	111
*	Progress Software Corp.	3,360	110
*	C3.ai Inc. Class A	10,250	110
*	Alkami Technology Inc.	5,940	108
*	Yelp Inc.	4,702	107
*	Figure Technology Solutions Inc. Class A	2,933	104
*,2	Sapiens International Corp. NV	2,356	103
	Concentrix Corp.	3,475	98
*	Blackbaud Inc.	3,165	97
*	Alpha & Omega Semiconductor Ltd.	2,023	92
*	SailPoint Inc.	4,784	90
*	Kopin Corp.	15,499	89
*	NCR Voyix Corp.	12,323	89
*	Arteris Inc.	2,461	88
*	Aeva Technologies Inc.	3,049	86
*	Digital Turbine Inc.	9,512	84
*,1	indie Semiconductor Inc. Class A	16,499	82
*	CEVA Inc.	1,992	80
*	Appian Corp. Class A	3,313	78
*	Clarivate plc	30,545	77
*	Vertex Inc. Class A	5,695	76
	Ingram Micro Holding Corp.	2,680	76
*	ScanSource Inc.	1,627	75
*	Rumble Inc.	8,162	75
*	PagerDuty Inc.	7,407	74
*	Schrodinger Inc.	4,843	74
*	ZoomInfo Technologies Inc.	21,785	73
	PC Connection Inc.	1,006	70
*	Life360 Inc.	1,617	69
*	Amplitude Inc. Class A	8,563	67
*	Daktronics Inc.	3,031	63
*	Navan Inc. Class A	2,903	62

		Shares	Market Value ($000)
*	Mitek Systems Inc.	3,576	61
*	Sprinklr Inc. Class A	10,520	59
*	Consensus Cloud Solutions Inc.	1,663	57
	OneSpan Inc.	3,806	55
*	Red Violet Inc.	895	51
*	Asana Inc. Class A	6,518	50
*	NIQ Global Intelligence plc	5,949	50
*	Bit Digital Inc.	24,153	49
*,1	Rezolve AI plc	16,469	49
*	Kimball Electronics Inc.	1,846	48
*	PAR Technology Corp.	3,136	48
*	Grid Dynamics Holdings Inc.	6,515	47
*	Serve Robotics Inc.	5,017	47
*	EverQuote Inc. Class A	2,162	42
*	Rapid7 Inc.	4,939	41
*	Cerence Inc.	3,143	40
*	Cerebras Systems Inc. Class A	170	40
*	Powerfleet Inc. NJ	9,988	39
*	Groupon Inc.	1,885	38
*	PubMatic Inc. Class A	3,169	37
	NVE Corp.	370	36
*	Yext Inc.	8,697	36
*	Rackspace Technology Inc.	6,897	36
*	Nextdoor Holdings Inc.	17,285	36
*	Backblaze Inc. Class A	4,061	34
*	Ibotta Inc. Class A	980	34
*	Chaince Digital Holdings Inc.	4,099	34
	Shutterstock Inc.	2,158	32
	Xerox Holdings Corp.	9,743	32
*,1	Whitefiber Inc.	1,089	32
*	Grindr Inc.	2,467	31
	Methode Electronics Inc.	2,619	30
*	Sprout Social Inc. Class A	4,058	30
*	Blend Labs Inc. Class A	16,150	29
*	Weave Communications Inc.	4,788	29
*	Unisys Corp.	5,903	27
*	NerdWallet Inc. Class A	3,184	27
	Climb Global Solutions Inc.	1,132	25
*	Simulations Plus Inc.	1,423	24
	Hackett Group Inc.	2,003	23
*	Asure Software Inc.	2,258	21
*	Mediaalpha Inc. Class A	2,323	21
*	Atomera Inc.	1,972	20
*	VTEX Class A	5,391	20
*	N-able Inc.	5,504	20
*	Telos Corp.	3,974	19
*	Angi Inc.	2,983	17
*	Aeluma Inc.	793	17
*	Digimarc Corp.	1,151	17
*	Bumble Inc. Class A	4,955	16
*	Rimini Street Inc.	3,927	15
*,1	MicroVision Inc.	21,964	13
*	Viant Technology Inc. Class A	1,006	13
*	Kaltura Inc.	8,750	13
*,1	KULR Technology Group Inc.	2,696	13
	Immersion Corp.	1,921	12
*	Commerce.com Inc.	3,950	12
	Richardson Electronics Ltd.	731	12
*,1	EverCommerce Inc.	1,050	12
*	Via Transportation Inc. Class A	812	12
*	Domo Inc. Class B	2,728	11
*	TechTarget Inc.	2,377	11
*	eGain Corp.	1,347	10
*	Tucows Inc. Class A	649	10
*	Blaize Holdings Inc.	5,584	10
	ReposiTrak Inc.	837	9
	CSP Inc.	893	9
*	Getty Images Holdings Inc.	7,282	8
*	CS Disco Inc.	1,750	7
*	Expensify Inc. Class A	3,968	5

		Shares	Market Value ($000)
*	Airship AI Holdings Inc.	1,698	5
*	AudioEye Inc.	529	4
*	Arena Group Holdings Inc.	1,730	2
*	Neonode Inc.	889	2
*	Vivid Seats Inc. Class A	268	2
			2,555,993
Telecommunications (2.2%)
	Cisco Systems Inc.	335,618	40,415
	Verizon Communications Inc.	355,931	17,017
	AT&T Inc.	582,490	14,446
*	Arista Networks Inc.	86,998	13,874
	T-Mobile US Inc.	40,624	7,618
	Comcast Corp. Class A	304,631	7,576
*	Ciena Corp.	11,890	6,899
	Motorola Solutions Inc.	14,049	5,666
*	Lumentum Holdings Inc.	5,937	5,076
*	AST SpaceMobile Inc.	18,177	2,061
*	EchoStar Corp. Class A	11,357	1,467
*	Roku Inc.	10,869	1,415
*	Charter Communications Inc. Class A	6,883	991
*	Viavi Solutions Inc.	19,316	938
*	Lumen Technologies Inc.	80,328	883
*	Applied Optoelectronics Inc.	5,509	873
*	Viasat Inc.	10,382	837
	Millicom International Cellular SA	8,366	714
	InterDigital Inc.	2,172	548
	Iridium Communications Inc.	7,875	408
*	Globalstar Inc.	4,239	357
*	Liberty Broadband Corp. Class C	9,896	334
	Telephone & Data Systems Inc.	8,423	329
*	Extreme Networks Inc.	11,078	294
*	Vistance Networks Inc.	18,238	228
	Ubiquiti Inc.	363	212
*	Digi International Inc.	3,122	209
*	Calix Inc.	4,998	199
*	Liberty Global Ltd. Class C	13,442	163
*	Liberty Global Ltd. Class A	12,592	157
	Uniti Group Inc.	13,946	156
*	Harmonic Inc.	8,881	134
*	ADTRAN Holdings Inc.	6,489	107
*	Liberty Latin America Ltd. Class C	12,183	100
	Cogent Communications Holdings Inc.	4,066	72
	IDT Corp. Class B	1,282	71
	Shenandoah Telecommunications Co.	3,870	62
*	Liberty Capital Corp. Class C	2,746	61
*	Anterix Inc.	881	56
*	NETGEAR Inc.	2,068	54
*	Clearfield Inc.	861	41
*	Liberty Broadband Corp. Class A	1,203	41
*	Ooma Inc.	1,790	32
*	Liberty Latin America Ltd. Class A	3,658	29
*	Gogo Inc.	6,134	28
*	Xperi Inc.	3,264	26
*	8x8 Inc.	11,443	24
*	fuboTV Inc. Class A	2,202	22
*	Cable One Inc.	391	21
	ATN International Inc.	729	20
*	Ribbon Communications Inc.	6,111	19
	Spok Holdings Inc.	1,795	19
*	Aviat Networks Inc.	889	16
*	BK Technologies Corp.	199	16
*	Crexendo Inc.	1,477	15
*	Inseego Corp.	960	13
*	Optimum Communications Inc. Class A	18,439	12
*	Liberty Capital Corp.	486	11
*	Hawkeye 360 Inc.	134	4
			133,486

		Shares	Market Value ($000)
Utilities (2.3%)
	NextEra Energy Inc.	175,896	15,305
	Southern Co.	92,887	8,550
	Duke Energy Corp.	65,542	8,044
	Constellation Energy Corp.	26,320	7,574
	Waste Management Inc.	31,186	6,595
	American Electric Power Co. Inc.	45,053	5,707
	Sempra	55,039	4,906
	Dominion Energy Inc.	71,985	4,819
	Vistra Corp.	28,543	4,573
	Entergy Corp.	37,656	4,106
	Xcel Energy Inc.	49,919	3,969
	Exelon Corp.	85,265	3,892
	Republic Services Inc.	17,085	3,425
	Public Service Enterprise Group Inc.	42,219	3,321
	Consolidated Edison Inc.	30,424	3,214
	WEC Energy Group Inc.	27,392	3,042
	PG&E Corp.	184,716	3,018
	DTE Energy Co.	17,492	2,499
	Ameren Corp.	22,741	2,455
	CenterPoint Energy Inc.	54,967	2,323
	NRG Energy Inc.	17,325	2,323
	Atmos Energy Corp.	13,502	2,284
	Edison International	32,106	2,245
	PPL Corp.	62,553	2,214
	Eversource Energy	31,820	2,172
	FirstEnergy Corp.	46,247	2,145
	American Water Works Co. Inc.	16,375	2,019
	NiSource Inc.	40,118	1,854
	CMS Energy Corp.	25,372	1,841
	Evergy Inc.	19,315	1,585
	Alliant Energy Corp.	21,504	1,540
*	Talen Energy Corp.	3,830	1,481
*	Clean Harbors Inc.	4,279	1,203
	Pinnacle West Capital Corp.	9,963	994
	AES Corp.	59,710	876
	Essential Utilities Inc.	23,453	865
	OGE Energy Corp.	17,704	836
	Ormat Technologies Inc. (XNYS)	5,049	693
*	Oklo Inc.	10,177	681
	IDACORP Inc.	4,558	639
	UGI Corp.	18,053	630
	National Fuel Gas Co.	7,867	608
	Southwest Gas Holdings Inc.	5,684	490
	TXNM Energy Inc.	8,124	481
	Portland General Electric Co.	9,453	474
	Black Hills Corp.	6,368	464
	New Jersey Resources Corp.	8,364	462
	Brookfield Renewable Corp. (XTSE)	11,497	460
*	Casella Waste Systems Inc. Class A	5,263	432
	Brookfield Infrastructure Corp. Class A (XTSE)	10,083	419
	Clearway Energy Inc. Class C	10,069	414
	Spire Inc.	4,906	404
	ONE Gas Inc.	4,954	385
	Northwestern Energy Group Inc.	5,243	370
	MDU Resources Group Inc.	17,380	366
*	Sunrun Inc.	18,728	313
	Avista Corp.	6,894	286
	Chesapeake Utilities Corp.	2,083	257
	American States Water Co.	3,254	251
	California Water Service Group	5,328	240
	MGE Energy Inc.	3,172	239
*	Hawaiian Electric Industries Inc.	13,883	185
	Northwest Natural Holding Co.	3,800	184
*	NuScale Power Corp.	13,062	166
	H2O America	2,793	162
*	Enviri Corp.	6,275	130
*	NANO Nuclear Energy Inc.	3,127	90
	Middlesex Water Co.	1,655	87
	Unitil Corp.	1,402	70

		Shares	Market Value ($000)
	Excelerate Energy Inc. Class A	1,863	61
*	Hallador Energy Co.	3,114	60
	York Water Co.	1,148	34
	Consolidated Water Co. Ltd.	1,121	34
*	Cadiz Inc.	5,182	25
	Genie Energy Ltd. Class B	1,826	25
*	Pure Cycle Corp.	1,650	17
	RGC Resources Inc.	643	15
*	Perma-Fix Environmental Services Inc.	1,325	13
*	Fervo Energy Co. Class A	319	12
	Global Water Resources Inc.	1,014	7
*	Net Power Inc.	2,889	6
*	Arq Inc.	1,882	5
*	EagleRock Land LLC Class A	197	4
			141,664
Total Common Stocks (Cost $3,581,372)			6,098,226
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/2029 (Cost $—)	120	2
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 3.667% (Cost $15,825)	158,265	15,825
Total Investments (100.0%) (Cost $3,597,197)			6,114,053
Other Assets and Liabilities—Net (0.0%)			2,000
Net Assets (100%)			6,116,053
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,463.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,561 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	6	877	24
E-mini S&P 500 Index	June 2026	23	8,735	272
				296

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	289	(4.320)	5	—
Citigroup Inc.	8/31/2027	BANA	649	(4.362)	—	(5)
Elevance Health Inc.	2/1/2027	CITNA	159	(4.120)	—	(1)
Global Payments Inc.	8/31/2026	BANA	165	(4.279)	5	—
Goldman Sachs Group Inc.	8/31/2027	BANA	1,156	(4.434)	35	—
JPMorgan Chase & Co.	2/1/2027	CITNA	477	(4.270)	—	(5)
JPMorgan Chase & Co.	8/31/2027	BANA	3,897	(4.420)	—	(97)

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
PayPal Holdings Inc.	8/31/2026	BANA	1,223	(4.346)	16	—
PayPal Holdings Inc.	2/1/2027	CITNA	126	(3.970)	1	—
Raymond James Financial Inc.	2/1/2027	CITNA	152	(4.120)	—	(9)
VICI Properties Inc.	8/31/2026	BANA	169	(4.318)	—	(3)
VICI Properties Inc.	2/1/2027	CITNA	6	(4.070)	—	—
					62	(120)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,098,117	—	109	6,098,226
Warrants	—	2	—	2
Temporary Cash Investments	15,825	—	—	15,825
Total	6,113,942	2	109	6,114,053
Derivative Financial Instruments
Assets
Futures Contracts[1]	296	—	—	296
Swap Contracts	—	62	—	62
Total	296	62	—	358
Liabilities
Swap Contracts	—	(120)	—	(120)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.